As filed with the Securities and Exchange Commission on November 26, 1997


                        Securities Act File No. 33-73824
                    Investment Company Act File No. 811-8274
        ================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [_]
    PRE-EFFECTIVE-AMENDMENT NO.                                      [_]
    POST-EFFECTIVE-AMENDMENT NO.5
                                                                     [X]


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [_]
    AMENDMENT NO. 7
                                                                     [X]


                         MASSMUTUAL INSTITUTIONAL FUNDS
                         ------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                1295 State Street
                        Springfield, Massachusetts 01111
                        --------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (413) 788-8411
                                                           --------------
                                 Stephen L. Kuhn
                         MassMutual Institutional Funds
                                1295 State Street
                              Springfield, MA 01111
                     (Name and Address of Agent for Service)

                                   Copies to:
                             J. B. Kittredge Esq.
                                  Ropes & Gray
                             One International Place
                                Boston, MA 02110

Approximate date of commencement of proposed sale to the public: As soon as practical after the effective date of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

[_] immediately upon filing pursuant to paragraph (b)
[_] on (date) pursuant to paragraph (b)
[_] 60 days after filing pursuant to paragraph (a)(1)
[_] on (date) pursuant to paragraph (a)(1)
[X] 75 days after filing pursuant to paragraph (a)(2)
[_] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Master Investment Portfolio has also executed this Registration Statement

                       DECLARATION PURSUANT TO RULE 24F-2

    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant hereby declares that an indefinite number or amount of its shares have been registered under the Securities Act of 1933. Registrant's Rule 24f-2 Notice on Form 24F-2 for the fiscal year ending December 31, 1996 was filed on February 25, 1997.

    The Index of Exhibits is located at Page 1 of Part C of Item 24(b).

    To: The Securities and Exchange Commission

    The Registrant submits this Post-Effective Amendment No. 5 to its Registration Statement under the Securities Act of 1933 (Registration No. 33-73824) and this Amendment No. 7 to its Registration Statement under the Investment Company Act of 1940 (Registration No. 811-8274). This Post-Effective Amendment relates solely to the MassMutual Indexed Equity Fund. No information relating to any other series of Registrant is amended or superseded hereby.

                         MASSMUTUAL INSTITUTIONAL FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET


Part A
Item No.                                            Prospectus Heading
--------                                            ------------------

1         Cover Page                                Cover Page

2         Synopsis                                  Expense Information

3         Condensed Financial Information           Not Applicable

4         General Description of Registrant         The Trust; Investment Practices of the Fund and Related Risks; Investment
                                                    Objective and Policies of the Fund; Description of Shares; Appendix -
                                                    Additional Investment Policies

5         Management of the Fund                    The Trust; Master/Feeder Structure; Management of the Trust;
                                                    Expense Information

5A        Management's Discussion of Fund
          Performance                               Not Applicable

6         Capital Stock and Other Securities        The Trust; Distributions And Taxation; Master/Feeder Structure; Description
                                                    Of Shares

7         Purchase of Securities Being Offered      How To Purchase, Exchange, and Redeem Shares; Management of the Trust;
                                                    How Fund Shares Are Priced

8         Redemption or Repurchase                  How to Purchase, Exchange, And Redeem Shares

9         Pending Legal Proceedings                 Inapplicable


Part B                                                       Heading in Statement
Item No.                                                     of Additional Information
--------                                                     -------------------------
10       Cover Page                                          Cover Page

11       Table of Contents                                   Table of Contents

12       General Information and History                     General Information

13       Investment Objectives and Policies                  Additional Investment Policies; Fundamental Investment
                                                             Restrictions of the Fund; Non-Fundamental Investment Restrictions of
                                                             the Fund; Fundamental Investment Restrictions of the Master
                                                             Portfolio; Non-Fundamental Investment Restrictions of the Master
                                                             Portfolio

14       Management of the Fund                              Management of the Trust; Compensation; Compensation Table

15       Control Person and Principal Holder of              Control Person and Principal Holder of Securities
         Securities

16       Investment Advisory and Other Services              Fund Administrator and Sub-Administrator; The Distributor; Custodian,
                                                             Dividend Disbursing Agent And Transfer Agent; Investment Adviser and
                                                             Other Master Portfolio Service Providers; Class A Service Plan;
                                                             Independent Public Accountant

17       Brokerage Allocation and Other Practices            Portfolio Transactions And Brokerage

18       Capital Stock and Other Securities                  Management Of The Trust; Description Of Shares; Master Portfolio
                                                             Organization

19       Purchase, Redemption and Pricing of Securities      Shareholder Investment Account; Redemption Of Shares; Valuation
         Being Offered                                       Of Portfolio Securities

20       Tax Status                                          Taxation

21       Underwriters                                        The Distributor

22       Calculation of Performance Data                     Investment Performance

23       Financial Statements                                Not Applicable


++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++
+ Information contained herein is subject to completion or amendment. A        +
+ registration statement relating to these securities has been filed with the + + Securities and Exchange Commission. These securities may not be sold nor may + + any offers to buy be accepted prior to the time the registration statement + + becomes effective. This Prospectus shall not constitute an offer to sell or + + the solicitation of an offer to buy nor shall there be any sale of these + + securities in any State in which such offer, solicitation, or sale would be + + unlawful prior to registration or qualification under the securities laws of +
+ any such State.                                                              +
++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++++

                             SUBJECT TO COMPLETION

                PRELIMINARY PROSPECTUS DATED NOVEMBER 26, 1997


                        MASSMUTUAL INDEXED EQUITY FUND
                               1295 STATE STREET
                       SPRINGFIELD, MASSACHUSETTS 01111

                                 (413) 788-8411

MassMutual Institutional Funds (the "Trust") is a professionally managed, open-end investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Trust consists of separate series of shares, each of which has a distinctive investment objective. This Prospectus describes one of these series, MassMutual Indexed Equity Fund (the "Fund").

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger capitalized companies. This investment objective is fundamental and cannot be changed without shareholder approval. The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio"), which is a series of Master Investment Portfolio, an open-end management investment company, rather than in a portfolio of securities. The Master Portfolio has substantially the same investment objective as the Fund and the Fund's investment experience corresponds directly with that of the Master Portfolio.

This Prospectus sets forth concisely the information about the Fund and the Trust that a prospective investor should know before investing. Please read it carefully and retain it for future reference. Certain additional information about the Fund and the Trust is contained in a Statement of Additional
Information dated [    ], 1998, which has been filed with the Securities and
Exchange Commission and is incorporated herein by reference. This additional information is available without charge by writing to the Secretary, MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                  DISTRIBUTOR
                      OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                            Two World Trade Center
                           New York, New York 10048

PROSPECTUS [    ], 1998.

Table Of Contents

                                                                Page
Expense Information............................................    3
The Trust......................................................    4
Investment Objective And Policies Of The Fund..................    4
Investment Practices Of The Fund And Related Risks.............    5
How To Purchase, Exchange And Redeem Shares....................    5
Master/Feeder Structure........................................    8
Management Of The Fund.........................................    9
Description Of Shares..........................................   10
How Fund Shares Are Priced.....................................   11
Distributions And Taxation.....................................   11
Investment Performance.........................................   12
Glossary.......................................................   13
Appendix - Additional Investment Policies......................  A-1

Expense Information

The following information, which reflects expenses for the Fund, including indirect expenses incurred by the Master Portfolio, is provided in order to assist you in understanding the various costs and expenses that you, as an investor in the Fund, will bear directly or indirectly.

                                               Class A                Class Y                Class S
                                                Shares                 Shares                Shares

-----------------------------------------------------------------------------------------------------
Shareholder Transaction Expenses
Maximum Sales Charge Imposed
 on Purchases............................        None                    None                  None
Maximum Sales Charge
 on Reinvested Dividends.................        None                    None                  None
Maximum Deferred Sales Charge............       1.00%/(1)/               None                  None
Exchange Fee.............................        None                    None                  None
Redemption Fee...........................        None                    None                  None
Annual Operating Expenses
(As a percentage of average net assets)
Management Fees..........................        .05%                    .05%                  .05%
Rule 12b-1 Fees...........................       .25%                    None                  None
Other Expenses/(2)/......................        .78%                    .58%                  .37%
-----------------------------------------------------------------------------------------------------
TOTAL OPERATING EXPENSES/(2)/............       1.08%                    .63%/(3)/             .42%/(4)/
-----------------------------------------------------------------------------------------------------

(1) You may have to pay a contingent deferred sales charge of up to 1% if you sell any Class A shares within 12 months of the date on which you first purchased Class A shares of any series of the Trust. See "How to Purchase, Exchange, and Redeem Shares" below for more information on the contingent deferred sales charge.

(2) Since the Fund is new and did not begin operations until [ ] 1998, Other Expenses and Total Operating Expenses are based on estimated amounts for the current fiscal year. The Management Fees and Rule 12b-1 Fees stated above reflect contract amounts. See " How to Purchase, Exchange and Redeem Shares-Class A Shares-Sales Charges and 12b-1 Fees" and "Management of the
    Trust".

(3) Class Y investors also may be subject to charges imposed in their administrative services or other agreement with Massachusetts Mutual Life Insurance Company ("MassMutual"). See "How to Purchase, Exchange and Redeem Shares - Features and Eligibility Requirements of Each Class."

(4) There are no current client expenses for separate investment accounts, but employee benefit plans that invest in the separate investment accounts are subject to charges imposed in their group annuity contracts as set forth in their respective Plan Documents. See "Glossary" for a definition of Plan Documents.

EXAMPLES:                    An investor would pay the following expenses on an
                             investment of $1,000 in the Fund assuming: (a) a 5% annual return and (b) redemption at the end of each time period.

                               Class A              Class Y            Class S
                                Shares               Shares             Shares

-------------------------------------------------------------------------------
 1 Year                            $21                  $ 6                $ 4
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 3 Years                           $34                  $20                $13
-------------------------------------------------------------------------------

An investor would pay the following expenses on the same investment, assuming no redemption:

                               Class A              Class Y            Class S
                                Shares               Shares             Shares

-------------------------------------------------------------------------------
 1 Year                            $11                  $ 6                $ 4
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 3 Years                           $34                  $20                $13
-------------------------------------------------------------------------------

The Examples are based on the Fund's "Total Operating Expenses," as described above. Please remember that the Examples should not be considered as representative of past or future expenses and that actual expenses may be higher or lower than those shown. The assumption in the Examples of a 5% annual return is required by regulations of the Securities and Exchange Commission (the
"SEC") and is applicable to all mutual funds. The assumed 5% annual return is not a prediction of, and does not represent, the projected or actual performance of the Fund's shares.

The Trust

MassMutual Institutional Funds (the "Trust") is an open-end, management investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. This Prospectus describes MassMutual Indexed Equity Fund, a separate, diversified series of shares of the Trust (the "Fund"). The Fund has three classes of shares offered to different types of investors and having different expenses. For information regarding the Fund's three classes of shares, see "How To Purchase, Exchange, And Redeem Shares" below.

The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time to time (the "Declaration of Trust"). Each share of the Fund represents an investment in the Fund's portfolio of securities. The value of an investment in the Fund will vary as the value of the underlying portfolio increases or decreases. Dividends paid for a class of the Fund will vary in relation to the expenses each class incurs.

The Board of Trustees of the Trust is generally responsible for management of the business and affairs of the Trust. Trustees formulate the general policies of the Trust and the Fund, approve contracts and authorize Trust officers to carry out the decisions of the Board. For more information concerning the management of the Trust, reference should be made to the Statement of Additional Information.

Investment Objective And Policies Of The Fund

The Fund seeks to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total rate of return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. This investment objective is fundamental and cannot be changed without the vote of a majority of the Fund's outstanding voting shares./1/
There can be no assurance that the Fund will achieve its investment objective; the success of the Fund depends to a great extent upon changes in market conditions.

The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio, an open-end, management investment company ("MIP"). The Master Portfolio has substantially the same investment objective as the Fund. The Master Portfolio seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index")./2/ The weightings of stocks in the S&P 500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding .

The Master Portfolios has represented that no attempt is made to manage its portfolio using economic, financial and market analysis. The Master Portfolio is managed by determining which securities are to be purchased or sold to replicate, to the extent feasible, the investment characteristics of the S&P 500 Index. Under normal market conditions, at least 90% of the value of the Master Portfolio's total assets is invested in securities comprising the S&P 500 Index. The Master Portfolio has also represented that it attempts to achieve, in both rising and falling markets, a correlation of at least 95% between the total return of its net assets, before expenses, and the total return of the S&P 500 Index. Notwithstanding the factors described below, perfect (100%) correlation would be achieved if the total return of the Master Portfolio's net assets increased or decreased exactly as the total return of the S&P 500 Index increased or decreased.

The Master Portfolio's ability to match its investment performance to the investment performance of the S&P 500 Index may be affected by, among other things, the Fund's and the Master Portfolio's expenses, the amount of cash and cash equivalents held by the Master Portfolio's investment portfolio, the manner in which the total return of the S&P 500 Index is calculated and the timing, frequency and size of shareholder purchases and redemptions of both the Fund and the Master Portfolio. The Master Portfolio uses cash flows from shareholder purchase and redemption activity to maintain, to the extent feasible, the similarity of its portfolio to the securities comprising the S&P 500 Index. Barclays Global Fund Advisors, the Master Portfolio's investment adviser ("BGFA"), regularly monitors the Master Portfolio's correlation to the S&P
500 Index and adjusts the portfolio of the Master Portfolio to the extent necessary to achieve a correlation of at least 95% with the S&P 500 Index. The Fund's performance will correspond directly to the experience of the Master Portfolio.

The Master Portfolio has represented that it is a fully replicating portfolio, which is an effective means of duplicating the investment performance of the S&P 500 Index. The

-----------
/1/ As used in this Prospectus, a majority of the outstanding voting shares of the Fund means the lesser of (a) 67% of the Fund's outstanding shares present at a meeting of shareholders if ore than 50% of the outstanding shares are present in person or by proxy, or (b) more than 50% of the Fund's outstanding shares. /2/ S&P does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with Barclays Global Fund Advisors, the Master Portfolio's investment adviser, the Master Portfolio or the Fund. "Standard & Poor's(R)," "S&P(R)," "S&P500(R)," and "Standard & Poor's 500(R)" are trademarks of McGraw-Hill, Inc and have been licensed for use by the Fund and the Master Portfolio. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or prompted by S&P and S&P makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund and the Master Portfolio. S&P's only relationship to the Fund and the Master Portfolio is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index. The S&P 500 Index is determined, composed and calculated by S&P without regard to the Fund or the Master Portfolio.

Master Portfolio has also represented that it holds all issues in the S&P 500 Index in capitalization weights and will add or delete securities in the same weights and at the same time as changes are made to the S&P 500 Index.

In seeking to replicate the performance of the S&P 500 Index, the Master Portfolio also may engage in futures and options transactions and other derivative securities transactions, and may lend its portfolio securities, each of which involves risk. Generally, the Master Portfolio attempts to be fully invested at all times in securities comprising the S&P 500 Index and in futures and options on stock index futures. The Master Portfolio may invest up to 10% of its total assets in high-quality money market instruments to provide liquidity. See "Appendix -Additional Investment Policies."

Investment Practices Of The Fund And Related Risks

General

The Fund's net asset value per share should be expected to fluctuate. Investors should consider the Fund as a part of an overall investment program and should invest only if they are willing to undertake the risks involved. For additional information on the risks involved in investing in the Fund, see "Appendix - Additional Investment Policies."

Equity Securities

The stock investments of the Master Portfolio are subject to equity market risk. Equity market risk is the possibility that common stock prices will fluctuate or decline over short or even extended periods. The U.S. stock market tends to be cyclical, with periods when stock prices generally rise and periods when prices generally decline. Throughout the first six months of 1997, the stock market, as measured by the S&P 500 Index and other commonly used indices, was trading at or close to record levels. There can be no guarantee that these performance levels will continue. Changes in the value of the Master Portfolio's investments will result in changes in the value of its shares and thus the Fund's total return to investors.

Use of Derivatives

The Master Portfolio may invest, to a limited extent, in derivatives. These are financial instruments which derive their performance, at least in part, from the performance of an underlying asset or index. The derivatives the Master Portfolio may use include stock index futures. While derivatives can be used effectively in furtherance of the Master Portfolio's investment objective, under certain market conditions, they can increase the volatility of the Master Portfolio's net asset value and can decrease the accurate pricing of the Master Portfolio's portfolio. See "Appendix - Additional Investment Policies" and "Additional Investment Policies" in the Statement of Additional
Information.

Foreign Securities

Since the stocks of some foreign issuers are included in the S&P 500 Index, the Master Portfolio's portfolio may contain securities of such foreign issuers, as well as American Depositary Receipts and similar instruments, which may subject the Master Portfolio to additional investment risks with respect to those securities that are different in some respects from those incurred by a fund which invests only in securities of domestic issuers. Such risks include possible adverse political and economic developments, seizure or nationalization of foreign deposits or adoption of governmental restrictions which might adversely affect the value of the securities of a foreign issuer to investors located outside the country of the issuer, whether from currency blockage or otherwise.

Other Investment Considerations

Asset allocation and modeling strategies are employed by BGFA for other investment companies and accounts advised or sub-advised by BGFA. If these strategies indicate particular securities should be purchased or sold at the same time by the Master Portfolio and one or more of these investment companies or accounts, available investments or opportunities for sales will be allocated equitably to each by BGFA. In some cases, these procedures may adversely affect the size of the position obtained for or disposed of by the Master Portfolio or the price paid or received by the Master Portfolio.

Fundamental Investment Restrictions

For a description of fundamental investment restrictions of the Fund which may not be changed without the affirmative vote of a majority of the outstanding voting shares of the Fund, reference should be made to the Statement of Additional Information.

How To Purchase, Exchange, And Redeem Shares

Features and Eligibility Requirements of
Each Class

The Fund offers three different classes of shares to investors: Class A, Class Y and Class S. The different classes of shares represent investments in the same portfolio of securities but are subject to different expenses and will likely have different share prices. The Class A, Class Y and Class S shares are offered as follows.

 Class A Shares - Class A shares of the Fund may be purchased by: defined contribution plans and defined benefit plans that qualify under section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code"), with Plan Assets/3/ in excess of $2.5 million; tax sheltered annuity plans under Code section 403(b) with Plan Assets in excess of $2.5 million; and individual retirement accounts described in Code section 408, the assets of which are rolled

----------------
/3/ See "Glossary" for a definition of Plan Assets.

 over from qualified plans in connection with a program sponsored by MassMutual ("Rollover IRAs"). Class A shares may also be purchased by other institutional investors, such as deferred compensation plans described in Code section 457, voluntary employees' beneficiary associations described in Code section 509(c)(9), other non-qualified deferred compensation plans or other institutional or sophisticated investors, in each case with assets in excess of $2.5 million or which enter an agreement with MassMutual or an affiliate of MassMutual for those purchases. In addition, Class A shares may be offered to present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, MassMutual and its affiliates, and retirement plans established by them for their employees.

 Class Y Shares - Class Y shares of the Fund may be purchased by non-qualified deferred compensation plans where the employer sponsor enters into an administrative services agreement with MassMutual, or an affiliate of MassMutual, with respect to the administration of the plan. Class Y shares may also be purchased by defined contribution plans and defined benefit plans under Code section 401(a), and tax sheltered annuity plans under Code section 403(b), in each case with Plan Assets in excess of $10 million and which enter into an administrative services or other agreement with MassMutual or an affiliate of MassMutual. Class Y shares may also be purchased by: certain other institutional investors with assets in excess of $10 million which enter into an agreement with MassMutual or an affiliate of MassMutual; and other registered investment companies managed by MassMutual or an affiliate of MassMutual, including other series of the Trust.

 Class S Shares - Class S shares of the Fund are available only to separate investment accounts ("SIAs") of MassMutual in which corporate qualified plans, including defined contribution plans and defined benefit plans, certain governmental plans and church or other plans are or may be permitted to invest pursuant to the issuance of group annuity contracts.

Class A Shares - Sales Charges and 12b-1 Fees

Class A shares are sold at net asset value per share without an initial sales charge. However, if an Investor/4/ redeems any Class A shares within 12 months of the date on which the Investor first purchased Class A shares of any series of the Trust, a contingent deferred sales charge (called the "Class A Contingent Deferred Sales Charge") may be deducted from the redemption proceeds. If imposed, the Class A Contingent Deferred Sales Charge will be equal to 1.0% of the lesser of: (1) the aggregate net asset value of the redeemed shares (not including shares purchased by reinvestment of dividends or capital gain distributions); and (2) the original offering price (which is the original net asset value of the redeemed shares). The Class A Contingent Deferred Sales Charge will not exceed the aggregate commissions paid on account of all Class A shares of all series of the Trust an Investor purchased subject to the Class A Contingent Deferred Sales Charge.

In determining whether a Class A Contingent Deferred Sales Charge is payable, the Fund will first redeem shares that are not subject to the sales charge, including shares purchased by reinvestment of dividends and capital gains, and then will redeem other shares in the order purchased.

No Class A Contingent Deferred Sales Charge is charged on exchanges of shares under "Exchange Privileges and Procedures" (described below). However, if the shares acquired by exchange are redeemed within 12 months of the initial purchase of the exchanged shares, the Class A Contingent Deferred Sales Charge will apply.

The Class A Contingent Deferred Sales Charge is waived in certain cases described below.

Waivers of the Class A Contingent Deferred Sales Charges for Certain Purchasers. Class A shares purchased by the following Investors are not subject to any Class A Contingent Deferred Sales Charge:

  (1) MassMutual or its affiliates;

  (2) present or former officers, directors, trustees and employees (and their spouses, parents, children and siblings) of the Trust, MassMutual and its affiliates, and retirement plans established by them for their employees;


  (3) registered management investment companies, unit investment trusts, or separate accounts of insurance companies having an agreement with MassMutual or the Distributor for those purchases;

  (4) dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees;

  (5) dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients (those clients may be charged a transaction fee by their dealer, broker or advisor for the purchase or sale of Fund shares); and

  (6) deferred compensation plans or other Investors, in each case if those purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.

Waivers of the Class A Contingent Deferred Sales Charge in Certain Transactions. Class A shares issued or purchased in the following transactions are not subject to the Class A Contingent Deferred Sales Charge:

--------------
/4/ See "Glossary" for a definition of Investor.

  (1) shares issued in plans of reorganization, such as mergers;

  (2) asset acquisitions and exchange offers to which the Fund is a party;

  (3) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan for which MassMutual or its affiliates acts as sponsor; and

  (4) shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions. The Class A Contingent Deferred Sales Charge is also waived if shares that would otherwise be subject to the Class A Contingent Deferred Sales Charge are redeemed in the following cases:

  (1) involuntary redemptions of shares by operation of law;

  (2) if, at the time of purchase of shares the dealer agrees in writing to accept the dealer's portion of the sales commission in installments of 1/12th of the commission per month (and no further commission will be payable if the shares are redeemed within 12 months of purchase); or

  (3) for distributions from Plans/5/ for any of the following purposes: (a) following the death or disability (as defined in the Code) of the participant or beneficiary (the death or disability must occur after the participant's account was established); (b) to return excess contributions; (c) to return contributions made due to a mistake of fact;
      (d) hardship withdrawals, as defined in the Plan; (e) under a Qualified Domestic Relations Order, as defined in the Code; (f) to meet the minimum distribution requirements of the Code; (g) to establish "substantially equal periodic payments" as described in Section 72(t) of the Code; (h) for retirement distributions or loans to participants or beneficiaries;
      (i) separation from service; (j) participant directed redemptions to purchase shares of a mutual fund (other than a fund managed by MassMutual or its subsidiaries) offered as an investment option in a Plan in which the Fund is also offered as investment options under a special arrangement with MassMutual or the Distributor; or (k) Plan termination or "in service distributions," if the redemption proceeds are rolled over directly to a Rollover IRA, the assets of which are invested in the Trust.

Class A Service Plan. Pursuant to a Rule 12b-1 Plan adopted by the Trust, Class A shares of the Fund pay a service fee at the annual rate of .25% of the Fund's average daily net assets attributable to the Class A shares. The Class A service plan is of a type known as a compensation plan. This means, that although the Trustees are expected to take into account the expenses of MassMutual, the fees are payable to compensate MassMutual for services rendered even if the amount paid by the Fund exceeds MassMutual's expenses. The Fund's Administrator, MassMutual, receives the service fees and may pay all or a portion of them to brokers and other financial intermediaries, including the Distributor and Sub-Distributor, for personal services rendered to Investors in Class A shares and to maintenance of Class A shareholder accounts. See the Statement of Additional Information for a description of the types of permissible service fee expenditures by MassMutual.

Class Y Shares - No Sales Charges

Class Y shares of the Fund are not subject to front-end sales charges. Therefore, 100% of an Investor's money is invested in the Fund. In addition, Class Y shares of the Fund are not subject to deferred sales charges or to any distribution or service fees.

Class S Shares - No Sales Charges

SIAs purchase Class S shares directly from the Fund without a front-end sales charge. Therefore, 100% of an SIA Investor's money is invested in the Fund. In addition, Class S shares of the Fund are not subject to any deferred sales charges or any distribution or service fees.

Purchase of Shares

Shares of the Trust are offered on each day the New York Stock Exchange ("NYSE") is open for trading (a "Business Day"). Purchase orders received by the Transfer Agent from MassMutual (as servicing agent of the Distributor) on a Business Day prior to the close of the NYSE (normally, 4:00 p.m. Eastern Time) will be processed based on that day's closing net asset value.

Plan Investors purchasing group annuity contracts from MassMutual which have the Fund as an investment option under their Plans ("Group Annuity Investors") and Rollover IRAs must place their purchase orders with MassMutual (as servicing agent of the Distributor) at its home office and must be accompanied by sufficient funds. Acceptable methods of payment include checks, federal funds wires, and automated clearing house transactions ("ACH"). MassMutual, on behalf of the Distributor, will not transmit a purchase order to the Trust's Transfer Agent until MassMutual has determined that the purchase order is in good form. Generally, a purchase order will be determined by MassMutual to be in good form if such order: (1) includes all information and documentation necessary to make appropriate Investor, Plan, trustee and/or Plan Participant/6/ (if applicable) allocations to the Fund and/or other investment options under the Plan; and
(2) is received by MassMutual at its home office prior to the close of the NYSE. Purchase orders by wire will be in good form only upon receipt by MassMutual of:
(1) immediately available funds, deposited to the appropriate MassMutual account; and (2) a confirmation of the wire receipt. Any order to purchase Fund shares which is received by MassMutual after the close of the NYSE on a Business Day will be transmitted to the Trust's Transfer Agent on the next Business Day. For more specific information regarding what information and documentation are necessary for MassMutual to deter-

-------------
/5/ See "Glossary" for a definition of Plans.
/6/ See "Glossary" for a definition of Plan Participant.

mine that a purchase order is in good form with respect to a particular plan, Plan Investors should refer to Plan Documents.

For non-qualified deferred compensation plans eligible to purchase Class Y shares that have entered into an administrative services agreement with MassMutual, Class Y shares will be purchased directly by the Plan's trustee pursuant to the terms of the administrative services agreement. Investors Bank & Trust Company may serve as a Plan's trustee under the terms of the administrative services agreement. Other Investors eligible to purchase Class A and Class Y shares that have entered into an administrative services or other agreement with MassMutual must place purchase orders in accordance with the terms of such administrative services or other agreement. All other Investors must place purchase orders with the Distributor unless the Investor has entered into an agreement permitting direct purchases from the Trust.

The sale of Trust shares will be suspended during any period when the determination of net asset value is suspended. The sale of Trust shares also may be suspended by the Board of Trustees whenever the Board determines that it is in the Trust's best interest to do so. The Trust, in its complete discretion, may reject any order for purchase of its shares.

Exchange Privileges and Procedures

Investors have the privilege of exchanging shares of the Fund for the same class of shares of another series of the Trust, subject to the provisions of Plan Documents, any administrative services or other agreement with MassMutual and applicable laws, including state insurance laws. However, exchanges may be restricted or refused by the Fund if, in the opinion of the Trust: (1) an Investor has engaged in excessive trading; (2) the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets; or
(3) a pattern of exchanges coincides with a "market timing" strategy that might be disruptive to the Fund. The Fund also reserves the right to refuse exchange purchases by any person or group of persons, if, in the Trust's judgment, the Fund would be unable to invest the funds effectively in accordance with its investment objective and policies, or otherwise potentially would be adversely affected. The Trust reserves the right on 60 days' written notice to modify or terminate the exchange privilege. Furthermore, any exchange limits imposed by the Trust may be modified, in the sole discretion of the Trust, for Plan Investors so that the Trust's exchange privileges are consistent with Plan or group annuity contract exchange limits as set forth in Plan Documents and Department of Labor regulations. Plan Investors and Plan Participants should refer to Plan Documents and related materials to determine what, if any, exchange limitations apply to them.

For Group Annuity Investors and Rollover IRAs, exchange requests must be delivered to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with MassMutual must deliver exchange requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors must deliver exchange requests in good form to the Distributor, or the Trust if the Investor has entered into an agreement permitting direct purchases from the Trust.

Any exchange will involve the redemption of shares and the purchase of shares in another series of the Trust on the basis of the next calculated net asset value per share of each series of the Trust after the exchange request is received by the Transfer Agent. Exchange requests will not be transmitted to the Transfer Agent until determined to be in good form./7/

Redeeming Shares

For Group Annuity Investors and Rollover IRAs, redemption requests must be sent to MassMutual at its home office. An Investor that has entered into an administrative services or other agreement with MassMutual must deliver redemption requests in good form pursuant to the terms of its administrative services or other agreement. All other Investors must deliver redemption requests in good form to the Distributor, or the Trust if the Investor has entered into an agreement permitting direct purchases from the Trust.

The Fund redeems its shares at their net asset value as next computed after receipt by the Transfer Agent of a request for redemption. Redemption requests will not be transmitted to the Transfer Agent until determined to be in good form. Redemption payments will be made within seven days after receipt of the written request therefor by the Trust, except that the right of redemption may be suspended or payments postponed when permitted by applicable law and regulations. When redemption is requested of shares recently purchased by check, payment may be delayed until the check has been collected, which may take up to 15 days from receipt of the check.

The Class A Contingent Deferred Sales Charge may be imposed on certain redemptions of Class A shares. For information regarding the Class A Contingent Deferred Sales Charge, see "Class A Shares -- Sales Charges and 12b-1 Fees" above.

Master/Feeder Structure

The Fund is a feeder fund in a master/feeder structure. Accordingly, the Fund invests all of its assets in the Master Portfolio which has substantially the same investment objective as the Fund. See "Investment Objective And Policies of the Fund." In addition to selling its shares to the Fund, the Master Portfolio has and may continue to sell its shares to certain other mutual funds or other accredited investors. Information regarding additional options, if any, for investment in shares of the Master Portfolio is available from Stephens, Inc., the Master Portfolio's placement agent ("Stephens"), and may be obtained by calling 1-800-643-9691. The expenses and, correspond-

----------------
/7/ See "Purchase of Shares" above for a discussion of the term "in good form."

ingly, the returns of other investment options investing in the Master Portfolio may differ from those of the Fund.

The Fund is liable for its proportionate share of the obligations of the Master Portfolio. However, the risk of the Fund incurring financial loss on account of such liability is limited to circumstances in which both inadequate insurance exists and the Master Portfolio itself is unable to meet its obligations. If a mutual fund or other investor withdraws its investment from the Master Portfolio, the economic efficiencies (e.g., spreading fixed expenses across a larger asset base) that should be available through investment in the Master Portfolio may not be fully achieved or maintained. In addition, given the relatively novel nature of the master/feeder structure, accounting and operational difficulties could occur. See "Expense Information" for additional description of the Fund's and Master Portfolio's expenses.

The Master Portfolio's investment objective and other fundamental policies, which are substantially the same as those of the Fund, cannot be changed without the vote of a majority (as defined in the Investment Company Act of 1940 (the "1940 Act")) of the Master Portfolio's outstanding voting interests. Whenever the Fund is requested to vote on matters pertaining to the Master Portfolio, the Trust will either hold a meeting of the Fund's shareholders and will cast its votes as instructed by Fund shareholders, or vote the shares of the Master Portfolio held by it in the same proportion as the vote of all other holders of such security. If the Fund is requested to vote on matters pertaining to the Master Portfolio and the Fund holds a meeting of the Fund's shareholders, the Trustees of the Trust will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions. On the other hand, certain policies of the Master Portfolio which are nonfundamental can be changed by vote of a majority of the MIP Board of Trustees without a vote of interest-holders. If the Master Portfolio's investment objective or policies are changed, the Fund could subsequently change its objective or policies to correspond to those of the Master Portfolio or the Fund could redeem its Master Portfolio interests and either seek a new investment company with a matching objective in which to invest or retain its own investment adviser to manage its portfolio in accordance with its objective. In the latter case, the Fund's inability to find a substitute investment company in which to invest or equivalent management services could adversely affect shareholders' investments in the Fund. Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

Information on the Fund's and Master Portfolio's investment objectives, policies and restrictions is included under "Investment Objective and Policies of the Fund" and "Appendix -- Additional Investment Policies" in this Prospectus and in the Statement of Additional Information.

As of May 30, 1997, the S&P 500 Stock Fund of MasterWorks Funds Inc., 111 Center Street, Little Rock; Arkansas 72201, owned approximately 95% of the outstanding voting securities of the Master Portfolio and could be considered a "controlling person" of the Master Portfolio for purposes of the 1940 Act.

Management Of The Fund

General

The Fund has not retained the services of an investment adviser because the Fund's assets are invested in the Master Portfolio, which has retained investment advisory services. See "Master Portfolio Investment Adviser" below. However, the Fund bears a pro rata portion of the investment advisory and certain other fees paid by the Master Portfolio, such as accounting, legal and SEC registration fees. The Fund is also responsible for its own expenses relating to, among other things, administrative, custodial and fund accounting services, and transfer and dividend-disbursing agency services.

Master Portfolio Investment Adviser

BGFA serves as investment adviser to the Master Portfolio. Pursuant to an Investment Advisory Contract with the Master Portfolio, BGFA provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets, subject to the overall authority of MIP's Board of Trustees and in conformity with Delaware law and the stated policies of the Master Portfolio. MIP is registered under the 1940 Act as an openend management investment company. MIP was organized on October 21, 1993 as a Delaware business trust.

BGFA is an indirect subsidiary of Barclays Bank PLC ("Barclays") and is located at 45 Fremont Street, San Francisco, California 94105. As of August 31, 1997, BGFA and its affiliates managed, administered and advised approximately $482 billion of assets. For its advisory services to the Master Portfolio, BGFA is contractually entitled to receive from the Master Portfolio a monthly fee at the annual rate of .05%, of the Master Portfolio's average daily net assets.
For the year ended February 28, 1997, BGFA received amounts equal to .05% of the average daily net assets of the Master Portfolio as compensation for its advisory services.

BGFA, Barclays and their affiliates deal, trade and invest for their own account in the types of securities in which the Master Portfolio may invest and may have deposit, loan and commercial banking relationships with the issuers of securities purchased by the Master Portfolio. BGFA has informed the Master Portfolio that in making investment decisions BGFA does not obtain or use material inside information in its possession.

Independent legal counsel to MIP and special counsel to BGFA has advised MIP and BGFA that BGFA and its affiliates may perform the services contemplated by the Investment Advisory Contract and this Prospectus without violation of the Glass-Steagall Act. Such counsel has pointed out, however, that there are no controlling judicial or administrative interpretations or decisions and that future judicial or administrative interpretations of, or decisions relating to, present federal or state statutes, including the Glass-Steagall Act, and relating to the permissible activities of banks and their subsidiaries or affiliates, as well as future changes in such statutes, regulations and judicial or administrative decisions or interpretations, could prevent such entities from continuing to perform, in whole or in part, such services. If any such entity were prohibited from performing any such services, it is expected that new agreements would be proposed or entered into with another entity or entities qualified to perform such services.

Fund Administrator and Sub-Administrator

MassMutual has entered into an administrative services agreement with the Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. The Fund is responsible for (i) its pro rata portion of certain fees paid by the Master Portfolio, such as accounting, investment adviser, legal and SEC registration and (ii) certain other expenses of the Fund, including brokerage, taxes, interest, fees and expenses of noninterested trustees, legal fees, any required trademark licensing fees, custody and audit fees. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Fund pursuant to the administrative services agreement. The Trust, on behalf of the Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund as follows: .7688% for Class A shares; .5688% for Class Y shares; and .3588% for Class S shares. Refer to "Expense Information" for more detailed information.

MassMutual has entered into a sub-administration agreement with Investors Bank & Trust Company ("IBT"). As sub-administrator, IBT generally assists in all aspects of Fund administration. IBT is compensated by MassMutual for providing administrative services to the Fund. IBT also serves as the sub-administrator to the Master Portfolio and is compensated by BGI (defined below) for providing administrative services to the Master Portfolio.

Fund Distributor, Sub-Distributor, Transfer Agent, Dividend Disbursing Agent and Custodian

OppenheimerFunds Distributor, Inc. ("Oppenheimer") acts as Distributor to the Fund. MML Investors Services, Inc. ("MMLISI") serves as Sub-Distributor for the Fund. IBT serves as the Fund's Sub-Administrator, Transfer Agent, Dividend Disbursing Agent and Custodian. MassMutual ultimately has a controlling interest in Oppenheimer. MMLISI is a wholly-owned subsidiary of MassMutual. Both Oppenheimer and MMLISI may serve as distributors of securities issued by other investment companies. As Custodian, IBT has custody of the Fund's securities, and maintains certain financial and accounting books and records.

Master Portfolio Co-Administrators and Placement Agent

Stephens, located at 111 Center Street, Little Rock, Arkansas 72201, and Barclays Global Investors, N.A. ("BGI"), located at 45 Fremont Street, San Francisco, California 94105, serve as the Master Portfolio's co-administrators pursuant to a Co-Administration Agreement with the Master Portfolio. Under the Co-Administration Agreement, Stephens and BGI provide general supervision of the operations of the Master Portfolio, other than the provision of investment advice. The administrative services provided to the Master Portfolio also include coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and state securities commissions, preparation of proxy statements and interest-holder reports and general supervision of data compilation in connection with preparing periodic reports to MIP's Board of Trustees and officers. In addition, Stephens furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's trustees, officers and employees who are affiliated with Stephens. BGI has delegated certain of its administrative duties to IBT.
IBT, as sub-administrator, is compensated by BGI for performing certain administrative services. Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than fees payable to BGFA. Stephens and BGI are not entitled to compensation for providing administrative services to the Master Portfolio. Stephens also serves as the placement agent of the Master Portfolio's shares but does not receive compensation for acting as placement agent.

Master Portfolio Custodian, Transfer and Dividend-Disbursing Agent

IBT acts as custodian to the Master Portfolio. Wells Fargo Bank, 525 Market Street, San Francisco, California 94105, acts as transfer and dividend-disbursing agent for the Master Portfolio.

Description Of Shares

The Trust is a professionally managed, open-end series investment company. The Trust may issue an unlimited number of shares of multiple classes, in one or more series as the Trustees may authorize, with or without par value as the Trustees may prescribe. Each share of a particular class of a series represents an equal proportionate interest in that series with each other share of the same class, none having priority or preference over another. Each series is preferred over all other series in respect of the assets allocated to that series. Each share of a particular class of a series is entitled to a pro rata share of any distributions declared in respect of that class and, in the event of liquidation, a pro rata share of the net assets of that class remaining after satisfaction of outstanding liabilities. When issued, shares are fully paid and nonassessable and have no preemptive or subscription rights. Under the Trust's Declaration of Trust, the Board of Trustees is authorized to create new series and classes without shareholder approval.


Shares of the Fund entitle their holder to one vote for each dollar (or proportionate fractional vote for each fraction of a dollar) of net asset value per share of the Fund or class for each share held as to any matter on which such shares are entitled to vote.

The Trust is not required to hold annual meetings of shareholders. Special meetings may be called for such purposes as electing Trustees, voting on management agreements and with respect to such additional matters relating to the Trust as may be required by the Trust's Declaration of Trust and the 1940 Act. Shareholder inquiries regarding the Fund should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, Massachusetts 01111-0001. See also "Master/Feeder Structure."

How Fund Shares Are Priced

The net asset value (closing price) of the Fund is determined once daily as of the close of trading on the NYSE (currently 4:00 p.m. Eastern Time) on each day on which the NYSE is open for trading.

The net asset value for shares of a class of the Fund is computed by adding the value of the Fund's portfolio investments (i.e., the value of its investments in the Master Portfolio) plus cash and other assets, if any, attributable to that class, less any liabilities, by the total outstanding shares of the class. The Fund's net asset value is expected to fluctuate daily.

The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares. The Master Portfolio calculates the net asset value of its shares on the same days and at the same time as the Fund. Except for debt obligations with remaining maturities of 60 days or less, which are valued at amortized cost, the Master Portfolio's other assets are valued at current market prices, or if such prices are not readily available, at fair value as determined in good faith in accordance with guidelines approved by MIP's Board of Trustees. Prices used for such valuations may be provided by independent pricing services. For further information regarding the methods employed in valuing the Master Portfolios' investments, see "Valuation of Portfolio Securities" in the Statement of Additional Information.

A dealer or other organization selling shares of the Fund may receive different levels of compensation for selling one class of shares over another. Class A shares of the Fund, which may be purchased at the net asset value per share next determined after receipt of a purchase request in good order, are subject to the service fees under Rule 12b-1, as set forth and expressed on an annual basis under "Expense Information."

MassMutual may directly, or through the Distributor, pay cash compensation to registered representatives who are not employees of MassMutual who sell Class A and Y shares of the Fund. A registered representative selling Class A shares may receive: (1) compensation in the first year in an amount equal to 1% of all first year contributions; and (2) in each subsequent year, annual compensation in an amount equal to 0.25% of the amount invested. A registered representative selling Class Y shares to Investors, other than in connection with certain non-qualified deferred compensation plans, may receive annual compensation in an amount equal to: (1) 0.10% of the amount invested if the investment is equal to or less than $10 million; or (2) if the investment exceeds $10 million, the sum of 0.10% of the first $10 million invested and 0.05% on amounts in excess of $10 million. In connection with the sale of Class Y shares to non-qualified deferred compensation plans that enter into an administrative services agreement with MassMutual, additional compensation may be paid. In such cases, the aggregate annual compensation will be in an amount equal to 0.25% of the amount invested. Annual compensation paid on account of sales of Class A and Class Y shares will be paid quarterly, in arrears.

Distributions And Taxation

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). As a regulated investment company, the Fund will not be subject to federal income taxes on its ordinary income and net realized capital gain distributed to its shareholders. In general, if the Fund fails to distribute at least 98% of such income and gain in the calendar year in which it is earned, the undistributed amount will be subject to a 4% excise tax.

The Fund seeks to qualify as a regulated investment company by investing all of its assets in the Master Portfolio. Based upon the anticipated classification of the Master Portfolio for federal income tax purposes, MIP believes that the Master Portfolio will be treated as a non-publicly traded partnership rather than as a regulated investment company or a corporation under the Code, and as such, shall not be subject to federal income tax. As a non-publicly traded partnership, any interest, dividends, gains and losses of the Master Portfolio are deemed to be "passed through" to the Fund in proportion to the Fund's interest in the Master Portfolio. If the Master Portfolio were to accrue but not distribute any interest, dividends or gains, the Fund would be deemed to have recognized its allocable share of such income, regardless of whether or not such income has been distributed by the Master Portfolio. However, the Master Portfolio has represented that it seeks to minimize recognition by the Fund and other investors of interest, dividends and gains without a corresponding distribution.

Many Investors, including most tax qualified Plan Investors, may be eligible for preferential federal income tax treatment on distributions received from the Fund and dispositions of Fund shares. This Prospectus does not attempt to describe in any respect such preferential tax treatment. Any prospective Investor that is a trust or other entity eligible for special tax treatment under the Code that is considering purchasing shares of the Fund, either directly or indirectly through a life insurance company separate account, should consult its tax advisers about the federal, state and local tax consequences particular to it, as should persons considering whether to have amounts held for their benefit by such trusts or other entities invested in shares of the Fund. Investors that do not receive preferential tax treatment are subject to federal income taxes on distributions received in respect of their shares. Distributions of the Fund's ordinary income and short term capital gain are taxable to the shareholder as ordinary income whether received in cash or additional shares. Designated long-term capital gain distributions are taxable as long-term capital gain whether distributed in cash or additional shares and regardless of how long the Investor has owned shares of the Fund; however, a loss recognized from the sale of Fund shares held for six months or less will be treated as a long-term capital loss to the extent of long-term capital gains distributions. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investments. Certain designated dividends may be eligible for the dividends-received deduction for corporate shareholders. Investors should consult with their tax advisers for additional information concerning the federal, state and local tax consequences of purchasing shares of the Fund.

Dividends from net investment income and distributions of any net realized capital gains of the Fund are declared and paid annually or at other times as necessary to meet regulatory requirements. Distributions shall be paid in full and fractional shares of the applicable Class of the Fund at net asset value on the first Business Day after the record date for the distribution, unless, subject to such terms and conditions of the underlying Plan Documents, the Investor has elected to receive dividend payments in cash.

Investment Performance

The Fund commenced operations on [ ], 1998. The Fund calculates the performance for each Class for periods commencing prior to [ ], 1998, by including the corresponding total return of the Master Portfolio adjusted to reflect the deduction of anticipated fees and expenses applicable to each Class of the Fund as stated in the Fee Table. See "Expense Information." These fees and expenses include in the case of Class A Shares, Rule 12b-1 fees and contingent deferred sales charges.

The Fund from time to time may advertise certain investment performance figures. These figures are based on historical earnings but past performance data is not necessarily indicative of future performance of the Fund.

All performance information with respect to Class S shares will be provided net of the Fund and SIA expenses, if any. The Fund may advertise its total return and its holding period return (also known as cumulative total return) for various periods of time. Total return is calculated by determining, over a period of time as stated in the advertisement, the average annual compounded rate of return that an investment in the Fund earned over that period, assuming reinvestment of all distributions. Holding period return refers to the percentage change in the value of an investment in a Fund over a period of time (as stated in the advertisement), assuming reinvestment of all distributions. Total return differs from holding period return principally in that total return is an average annual figure while holding period return is an aggregate figure for the entire period.

Average Annual Total Return for the year ended February 28, 1996.
---------------------------


----------------------------------------------------------------------------------------------------
                                                                     Class A   Class Y   Class S
1 Year
3 Years
Since Inception (July 2, 1993)
----------------------------------------------------------------------------------------------------

The quoted performance data includes the performance of the Master Portfolio (adjusted as described above) for all periods before the Fund's Registration Statement became effective. Employee benefit plans that invest plan assets in the SIAs may be subject to certain charges as set forth in their respective Plan Documents. Investors that enter into an administrative services or other agreement with the Adviser may also be subject to certain changes as set forth in their respective agreements. Total return figures would be lower if they reflected these charges.

Glossary

Investor: includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account, and/or any other person or entity described in the Prospectus as an eligible purchaser of shares, that purchases shares of the Trust and is hereinafter referred to as Investor or collectively referred to as Investors. An Investor that is a separate investment account of MassMutual is referred to as an SIA Investor to the extent it invests in the Trust. Investors that are purchasing shares of the Fund on behalf of a Plan are sometimes referred to as Plan Investors. The term Investor does not include a Plan Participant.

Plan: refers to all defined contribution and defined benefit retirement plans and any other employee retirement arrangement that invests in the Fund, including non-qualified deferred compensation plans and tax sheltered annuity plans.

Plan Assets:  assets held by the Plan trustee of a particular Plan.

Plan Participant: includes active, deferred and suspended Plan Participants on whose behalf Plan Assets are invested, as well as any other individual included in the computation of active participants under the appropriate Form 5500 filed with the Internal Revenue Service.

Plan Documents: refer to the documents that created and are related to a particular employee retirement benefit plan. These documents might include trust documents, insurance contracts (including group annuity contracts), administrative service agreements and other agreements providing for the provision of services or benefits for the plan and its participants.

The name MassMutual Institutional Funds is the designation of the Trust under a Declaration of Trust dated May 28, 1993, as amended. The obligations of the Trust are not personally binding upon, nor shall resort be had to the property of, any of the Trustees, shareholders, officers, employees or agents of the Trust, but only the property of the relevant series of the Trust shall be bound.

Appendix -- Additional Investment Policies

Portfolio Securities

The Master Portfolio, subject to the terms of this Prospectus and the Fund's Statement of Additional Information, may invest in the securities described below.

U.S. Government Obligations -- The Master Portfolio may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities. Payment of principal and interest on U.S. Government obligations (i) may be backed by the full faith and credit of the United States (as with U.S. Treasury obligations and GNMA certificates) or (ii) may be backed solely by the issuing or guaranteeing agency or instrumentality itself (as with FNMA notes). In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities where it is not obligated to do so. As a general matter, the value of debt instruments, including U.S. Government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. Government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

Securities of Non-U.S. Issuers -- The Master Portfolio may invest in certain securities of non-U.S. issuers as discussed below.

Obligations of Foreign Governments, Banks and Corporations -- The Master
----------------------------------------------------------
Portfolio may invest in U.S. dollar-denominated short-term obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by BGFA to be of comparable quality to the other obligations in which the Master Portfolio may invest. The Master Portfolio may also invest in debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank, and the InterAmerican Development Bank. The percentage of the Master Portfolio's assets invested in obligations of foreign governments and supranational entities will vary depending on the relative yields of such securities, the economic and financial markets of the countries in which the investments are made and the interest rate climate of such countries.

The Master Portfolio may invest a portion of its total assets in high-quality, short-term (one year or less) debt obligations of foreign branches of U.S. banks or U.S. branches of foreign banks that are denominated in and pay interest in U.S. dollars.

American Depositary Receipts and Similar Instruments -- To the extent necessary
----------------------------------------------------
to replicate the investment characteristics of the S&P 500 Index, the Master Portfolio may invest in foreign securities through American Depositary Receipts ("ADRs") and similar instruments convertible into securities of foreign issuers. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company and traded on a U.S. Stock Exchange, that evidence ownership of underlying foreign securities. Issuers of unsponsored ADRs are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored ADR.

Short-Term Instruments and Temporary Investments -- The Master Portfolio may invest in high-quality money market instruments on an ongoing basis to provide liquidity or for temporary purposes when there is an unexpected level of shareholder purchases or redemptions. The instruments in which the Master Portfolio may invest include: (i) short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit ("CDs"), bankers' acceptances, fixed time deposits and other obligations of domestic banks (including foreign branches) that have more than $1 billion in total assets at the time of investment and that are members of the Federal Reserve System or are examined by the Comptroller of the Currency or whose deposits are insured by the FDIC; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P, or, if unrated, of comparable quality as determined by BGFA; (iv) nonconvertible corporate debt securities (e.g., bonds and debentures) with remaining maturities at the date of purchase of not more than one year that are rated at least "Aa" by Moody's or "AA" by S&P; (v) repurchase agreements; and (vi) short-term, U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, at the time of investment have more than $10 billion, or the equivalent in other currencies, in total assets and in the opinion of BGFA are of comparable quality to obligations of U.S. banks which may be purchased by the Master Portfolio.

Bank Obligations -- The Master Portfolio may invest in bank obligations,
----------------
including certificates of deposit, time deposits, bankers' acceptances and other short-term obligations of domestic banks, foreign subsidiaries of domestic banks, foreign branches of domestic banks, and domestic and foreign branches of foreign banks, domestic savings and loan associations and other banking institutions.

Certificates of deposit are negotiable certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time.

Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Master Portfolio will not benefit from insurance from the Bank Insurance Fund or the Savings Association Insurance Fund administered by the Federal Deposit Insurance Corporation.

Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity. The other short-term obligations may include uninsured, direct obligations, bearing fixed, floating- or variable-interest rates.

Commercial Paper and Short-Term Corporate Debt Instruments -- The Master
----------------------------------------------------------
Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Master Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

The Master Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than one year remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are rated at the time of purchase at least "Aa" by Moody's or "AA" by S&P. Subsequent to its purchase by the Master Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Master Portfolio. The investment adviser to the Master Portfolio will consider such an event in determining whether the Master Portfolio should continue to hold the obligation. To the extent the Master Portfolio continues to hold such obligations, it may be subject to additional risk of default.

Repurchase Agreements -- The Master Portfolio may enter into repurchase
----------------------
agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually-agreed upon time and price. The period of maturity is usually quite short, often overnight or a few days, although it may extend over a number of months. The Master Portfolio may enter into repurchase agreements only with respect to securities that could otherwise be purchased by the Master Portfolio, and all repurchase transactions must be collateralized. The Master Portfolio may incur a loss on a repurchase transaction if the seller defaults and the value of the underlying collateral declines or is otherwise limited or if receipt of the security or collateral is delayed. The Master Portfolios may participate in pooled repurchase agreement transactions with other funds advised by BGFA. See "Additional Investment Policies" in the Statement of Additional Information for additional information.

Investment Company Securities -- The Master Portfolio may invest in securities issued by other open-end investment companies which principally invest in securities of the type in which the Master Portfolio invests. Under the 1940 Act, the Master Portfolio's investment in such securities currently is limited to, subject to certain exceptions, (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Master Portfolio's net assets with respect to any one investment company and (iii) 10% of the Master Portfolio's net assets in the aggregate. Investments in the securities of other investment companies generally will involve duplication of advisory fees and certain other expenses. The Master Portfolio may also purchase shares of exchange-listed closed-end funds.

Futures Contracts and Options Transactions -- The Master Portfolio may use futures as a substitute for a comparable market position in the underlying securities.

A futures contract is an agreement between two parties, a buyer and a seller, to exchange a particular commodity or financial statement at a specific price on a specific date in the future. An option transaction generally involves a right, which may or may not be exercised, to buy or sell a commodity or financial instrument at a particular price on a specified future date. Futures contracts and exchange traded options are standardized and traded on exchanges, where the exchange serves as the ultimate counterparty for all contracts. Consequently, the primary credit risk on futures contracts is the creditworthiness of the exchange. Futures contracts are subject to market risk (i.e., exposure to adverse price changes).

Although the Master Portfolio intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Master Portfolio to substantial losses. If it is not possible, or if the Master Portfolio determines not to close a futures position in anticipation of adverse price movements, the Master Portfolio will be required to make daily cash payments on variation margin.

Stock Index Futures and Options on Stock Index Futures -- The Master Portfolio
------------------------------------------------------
may invest in stock index futures contracts and options on stock index futures contracts as a substitute for a comparable market position in the underlying securities.

A stock index future obligates the seller to deliver (and the purchaser to take), effectively, an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indices that are permitted investments, the Master Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with consideration also given to liquidity. There can be no assurance that a liquid market will exist at the time when the Master Portfolio seeks to close out a futures contract or a futures option position. Lack of a liquid market may prevent liquidation of an unfavorable position.

Loans of Portfolio Securities -- The Master Portfolio may lend securities from its portfolio to domestic brokers, dealers and financial institutions (but not individuals) in order to increase the return on the Master Portfolio's portfolio. The value of the loaned securities may not exceed one-third of the Master Portfolio's total assets and loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Master Portfolio could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Master Portfolio may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker. See "Additional Investment Policies" in the Statement of Additional Information for additional information.

Borrowing Money -- As a fundamental policy, the Master Portfolio is permitted to borrow to the extent permitted under the 1940 Act. However, the Master Portfolio currently intends to borrow money only for temporary or emergency (not leveraging) purposes, and may borrow up to one-third of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While borrowings exceed 5% of the Master Portfolio's total assets, the Master Portfolio will not make any new investments.

Floating- and Variable-Rate Obligations -- The Master Portfolio may purchase debt instruments with interest rates that are periodically adjusted at specified intervals or whenever a benchmark rate or index changes. These adjustments generally limit the increase or decrease in the amount of interest received on the debt instruments. Floating- and variable-rate instruments are subject to interest-rate risk and credit risk.

Illiquid Securities -- The Master Portfolio may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with its investment objective. Such securities may include securities that are not readily marketable, such as privately issued securities and other securities that are subject to legal or contractual restrictions on resale, floating- and variable-rate demand obligations as to which the Master Portfolio cannot exercise a demand feature on not more than seven days' notice and as to which there is no secondary market and repurchase agreements providing for settlement more than seven days after notice.

Forward Commitments, When-Issued Purchases and Delayed-Delivery Transactions -- The Master Portfolio may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines, or the value of the security to be sold increases, before the settlement date. Although the Master Portfolio will generally purchase securities with the intention of acquiring them, the Master Portfolio may dispose of securities purchased on a when-issued, delayed-delivery or a forward commitment basis before settlement when deemed appropriate by the BGFA.

                        MASSMUTUAL INDEXED EQUITY FUND
                               1295 State Street
                       Springfield, Massachusetts  01111

                                 ADMINISTRATOR

                           MASSACHUSETTS MUTUAL LIFE
                               INSURANCE COMPANY
                               1295 State Street
                       Springfield, Massachusetts  01111

                        SUB-ADMINISTRATOR, TRANSFER AGENT
                                 and CUSTODIAN

                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                          Boston, Massachusetts  02116

                                  DISTRIBUTOR

                       OPPENHEIMERFUNDS DISTRIBUTOR, INC.
                             Two World Trade Center
                           New York, New York  10048

                                 SUB-DISTRIBUTOR

                          MML INVESTORS SERVICES, INC.
                                1414 Main Street
                       Springfield, Massachusetts  01144

                            INDEPENDENT ACCOUNTANTS

                            COOPERS & LYBRAND L.L.P.
                               2300 BayBank Tower
                       Springfield, Massachusetts  01101

                                 LEGAL COUNSEL

                                 ROPES & GRAY
                            One International Place
                         Boston, Massachusetts  02110

                             SUBJECT TO COMPLETION

   PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 26, 1997

                         MASSMUTUAL INDEXED EQUITY FUND
                               1295 State Street
                        Springfield, Massachusetts 01111

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. IT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS OF MASSMUTUAL INDEXED EQUITY FUND (THE "FUND"), A SERIES OF MASSMUTUAL INSTITUTIONAL FUNDS (THE "TRUST" ), DATED
[       ], 1998 (THE "PROSPECTUS"). TO OBTAIN A PROSPECTUS, CALL YOUR REGISTERED
REPRESENTATIVE, AT (413) 788-8411, OR WRITE THE TRUST AT THE ABOVE ADDRESS.

The investment objective of the Fund is to seek to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio, which is a series of Master Investment Portfolio, an open-end, management investment company, rather than in a portfolio of securities.

No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this Statement of Additional Information or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representation must not be relied upon as having been authorized by the Trust or the Distributor. This Statement of Additional Information and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

DATED [      ], 1998

                               TABLE OF CONTENTS
                               -----------------

                                                                          Page
                                                                          ----
GENERAL INFORMATION ...................................................    B-3
ADDITIONAL INVESTMENT POLICIES ........................................    B-3
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND .......................    B-7
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND ...................    B-9
FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIO ...........    B-9
NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIO .......   B-10
MANAGEMENT OF THE TRUST ...............................................   B-11
COMPENSATION ..........................................................   B-15
COMPENSATION TABLE ....................................................   B-15
CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES .....................   B-16
FUND ADMINISTRATOR AND SUB-ADMINISTRATOR ..............................   B-16
THE DISTRIBUTOR .......................................................   B-16
CLASS A SERVICE PLAN ..................................................   B-17
CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT ...............   B-17
INDEPENDENT PUBLIC ACCOUNTANT .........................................   B-17
INVESTMENT ADVISER AND OTHER MASTER PORTFOLIO SERVICE PROVIDERS .......   B-18
PORTFOLIO TRANSACTIONS AND BROKERAGE ..................................   B-19
SHAREHOLDER INVESTMENT ACCOUNT ........................................   B-20
REDEMPTION OF SHARES ..................................................   B-20
VALUATION OF PORTFOLIO SECURITIES .....................................   B-20
DESCRIPTION OF FUND SHARES ............................................   B-21
MASTER PORTFOLIO ORGANIZATION .........................................   B-21
INVESTMENT PERFORMANCE ................................................   B-22
TAXATION ..............................................................   B-24
DISCLAIMER ............................................................   B-25
APPENDIX - DESCRIPTION OF SECURITIES RATINGS ..........................   B-26

                              GENERAL INFORMATION
                              -------------------

MassMutual Institutional Funds (the "Trust") is an open-end, management investment company designed to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended from time-to-time (the "Declaration of Trust"). This Statement of Additional Information describes MassMutual Indexed Equity Fund, one of eight separate, diversified series of shares of the Trust (the "Fund"). Additional series may be created by the Trustees from time-to-time.

                        ADDITIONAL INVESTMENT POLICIES
                        ------------------------------

The Fund has a distinct investment objective which it pursues, as described in the Prospectus and below. The investment objective, fundamental investment policies and fundamental investment restrictions of the Fund may not be changed without the vote of a majority of the Fund's outstanding shares (which, under the Investment Company Act of 1940 (the "1940 Act") and the rules thereunder and as used in this Statement of Additional Information and in the Prospectus, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund). The Board of Trustees of the Trust may adopt new or amend or delete existing non-fundamental investment policies and restrictions without shareholder approval.

The investment objective of the Fund is to seek to approximate as closely as practicable (before fees and expenses) the capitalization-weighted total return of that portion of the U.S. market for publicly-traded common stocks composed of larger-capitalized companies. The Fund seeks to achieve its investment objective by investing all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio"), which is a series of Master Investment Portfolio ("MIP"), an open-end, management investment company, rather than in a portfolio of securities. Investment of the Fund's assets in the Master Portfolio is not a fundamental policy of the Fund and a shareholder vote is not required for the Fund to withdraw its investment from the Master Portfolio.

The following discussion, when applicable, elaborates on the presentation of the types of securities in which the Master Portfolio may invest and the Master Portfolio's investment policies contained in the Prospectus. For a description of the ratings of corporate debt securities and money market instruments in which the Master Portfolio may invest, reference should be made to the Appendix.

Portfolio Securities

Bank Obligations. Domestic commercial banks organized under Federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to have their deposits insured by the Federal Deposit Insurance Corporation (the "FDIC"). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks whose certificates of deposit ("CDs") may be purchased by the Master Portfolio are insured by the FDIC (although such insurance may not be of material benefit to the Master Portfolio, depending on the principal amount of the CDs of each bank held by the Master Portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of Federal or state laws and regulations, domestic branches of domestic banks whose CDs may be purchased by the Master Portfolio generally are required, among other things, to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower and are subject to other regulation designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

Obligations of foreign branches of domestic banks, foreign subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as CDs and time deposits ("TDs"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. These foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation or by Federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

In addition, Federal branches licensed by the Comptroller of the Currency and branches licensed by certain states ("State Branches") may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of Federal and State Branches generally must be insured by the FDIC if such branches take deposits of less than $100,000.

In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of domestic banks, by foreign subsidiaries of domestic banks, by foreign branches of foreign banks or by domestic branches of foreign banks, Barclays Global Fund Advisors ("BGFA"), the Master Portfolio's investment adviser, carefully evaluates such investments on a case-by-case basis.

The Master Portfolio may purchase CDs issued by banks, savings and loan associations and similar thrift institutions with less than $1 billion in assets, which are members of the FDIC, provided the Master Portfolio purchases any such CD in a principal amount of not more than $100,000, which amount would be fully insured by the Bank Insurance Fund or the Savings Association Insurance Fund administered by the FDIC. Interest payments on such a CD are not insured by the FDIC. The Master Portfolio will own no more than one such CD per such issuer.

Management Policies

Repurchase Agreements. The Master Portfolio may engage in a repurchase agreement with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. The Master Portfolio may enter into repurchase agreements wherein the seller of a security to the Master Portfolio agrees to repurchase that security from the Master Portfolio at a mutually agreed-upon time and price that involves the acquisition by the Master Portfolio of an underlying debt instrument, subject to the seller's obligation to repurchase, and the Master Portfolio's obligation to resell, the instrument at a fixed price usually not more than one week after its purchase. The Master Portfolio's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Master Portfolio under a repurchase agreement. Repurchase agreements are considered by the staff of the Securities and Exchange Commissions (the "SEC") to be loans by the Master Portfolio under the 1940 Act. The Master Portfolio may enter into repurchase agreements only with respect to securities of the type in which it may invest, including government securities and mortgage-related securities, regardless of their remaining maturities, and requires that additional securities be deposited with the custodian if the value of the securities purchased should decrease below resale price. BGFA monitors on an ongoing basis the value of the collateral to assure that it always equals or exceeds the repurchase price. Certain costs may be incurred by the Master Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Master Portfolio may be delayed or limited. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Master Portfolio in connection with insolvency proceedings), it is the policy of the Master Portfolio to limit repurchase agreements to selected creditworthy securities dealers or domestic banks or other recognized financial institutions. The Master Portfolio considers on an ongoing basis the creditworthiness of the institutions with which it enters into repurchase agreements.

Floating- and Variable-Rate Obligations. The Master Portfolio may purchase floating- and variable-rate obligations as described in the Prospectus. The Master Portfolio may purchase floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Master Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Master Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations. The interest rate on a floating-rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the Master Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Master Portfolio may invest in obligations which are not so rated only if BGFA determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Master Portfolio may invest. BGFA, on behalf of the Master Portfolio, considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in the Master Portfolio's portfolio. The Master Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid, provided that an active secondary market exists.

Futures Contracts and Options on Futures Contracts. The Master Portfolio may enter into futures contracts and may purchase and write options thereon. Upon exercise of an option on a futures contract, the writer of the option delivers to the holder of the option the futures position and the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of options on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the time of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of the Master Portfolio.

Transactions by the Master Portfolio in futures contracts involve certain risks. One risk in employing futures contracts as a hedge against cash market price volatility is the possibility that futures prices will correlate imperfectly with the behavior of the prices of the securities in the Master Portfolio's investment portfolio. Similarly, in employing futures contracts as a substitute for purchasing the designated underlying securities, there is a risk that the performance of the futures contract may correlate imperfectly with the performance of the direct investments for which the futures contract is a substitute. In addition, commodity exchanges generally limit the amount of fluctuation permitted in futures contract prices during a single trading day, and the existence of such limits may prevent the prompt liquidation of futures positions in certain cases. Limits on price fluctuations are designed to stabilize prices for the benefit of market participants; however, there could be cases where the Master Portfolio could incur a larger loss due to the delay in trading than it would have if no limit rules had been in effect.

In order to comply with undertakings made by the Master Portfolio pursuant to Commodity Futures Trading Commission ("CFTC") Regulation 4.5, the Master Portfolio will use futures and option contracts solely for bona fide hedging purposes within the meaning and intent of CFTC Reg. 1.3(z); provided, however, that in addition, with respect to positions in commodity futures or commodity option contracts which do not come within the meaning and intent of CFTC Reg. 1.3(z), the aggregate initial margin and premiums required to establish such positions will not exceed 5% of the liquidation value of the Master Portfolio's portfolio, after taking into account unrealized profits and unrealized losses on any such contract it has entered into; and provided further, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount as defined in CFTC Reg. 190.01(x) may be excluded in computing such 5%.

Future Developments. The Master Portfolio may take advantage of opportunities in the area of options and futures contracts and options on futures contracts and any other derivative investments which are not presently contemplated for use by the Master Portfolio or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Master Portfolio's investment objective and legally permissible for the Master Portfolio. Before entering into such transactions or making any such investment, the Master Portfolio will provide appropriate disclosure in its prospectus.

Loans of Portfolio Securities. The Master Portfolio may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high quality debt obligations equal to at least 100% of the current market value of the securities loaned (including accrued interest thereon) plus the interest payable to the Master Portfolio with respect to the loan is maintained with the Master Portfolio. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Master Portfolio's investment adviser, BGFA, considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked to market daily. The Master Portfolio does not enter into any portfolio security lending arrangements having a duration longer than one year. Any securities that the Master Portfolio receives as collateral do not become part of its portfolio at the time of the loan and, in the event of a default by the borrower, the Master Portfolio will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Master Portfolio is permitted to invest. During the time securities are on loan, the borrower will pay the Master Portfolio any accrued income on those securities, and the Master Portfolio may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Master Portfolio will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by the Master Portfolio are subject to termination at the Master Portfolio's or the borrower's option. The Master Portfolio may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers are not permitted to be affiliated, directly or indirectly, to the Master Portfolio, BGFA or Stephens, Inc. ("Stephens"), the Master Portfolio's placement agent and co-administrator.

Investments in Warrants. The Master Portfolio may invest up to 5% of its net assets in warrants. Warrants represent rights to purchase securities at a specific price valid for a specific period of time. The prices of warrants do not necessarily correlate with the prices of the underlying securities. The Master Portfolio may only purchase warrants on securities in which the Master Portfolio may invest directly.

Unrated, Downgraded and Below Investment Grade Investments. The Master Portfolio may purchase instruments that are not rated if, in the opinion of BGFA, such obligations are of investment quality comparable to other rated investments that are permitted to be purchased by the Master Portfolio. After purchase by the Master Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Master Portfolio. Neither event will require a sale of such security by the Master Portfolio provided that the amount of such securities held by the Master Portfolio does not exceed 5% of the Master Portfolio's net assets. To the extent the ratings given by Moody's or S&P may change as a result of changes in such organizations or their rating systems, the Master Portfolio will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this Statement of Additional Information. The ratings of Moody's and S&P are more fully described in the Appendix to this Statement of Additional Information.

Because the Master Portfolio is not required to sell downgraded securities, the Master Portfolio could hold up to 5% of its net assets in debt securities rated below "Baa" by Moody's or below "BBB" by S&P or in unrated, low quality (below investment grade) securities.

Although they may offer higher yields than do higher rated securities, low rated, and unrated, low quality debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated, low quality debt are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish the Master Portfolio's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Master Portfolio's shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated or unrated, low quality debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated or unrated, low quality debt securities may be more complex than for issuers of higher rated securities, and the ability of the Master Portfolio to achieve its investment objective may, to the extent it holds low rated or unrated low quality debt securities, be more dependent upon such creditworthiness analysis than would be the case if the Master Portfolio held exclusively higher rated or higher quality securities.

Low rated or unrated low quality debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of such debt securities have been found to be less sensitive to interest rate changes than higher rated or higher quality investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated or unrated, low quality debt securities prices because the advent of a recession could dramatically lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of the debt securities defaults, the Master Portfolio may incur additional expenses to seek recovery.

Letters of Credit. Certain of the debt obligations (including municipal securities, certificates of participation, commercial paper and other short-term obligations) which the Master Portfolio may purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Only banks, savings and loan associations and insurance companies which, in the opinion of BGFA, as investment advisor, are of comparable quality to issuers of other permitted investments of the Master Portfolio may be used for letter of credit-backed investments.

When-Issued Securities. Certain of the securities in which the Master Portfolio may invest will be purchased on a when-issued basis, in which case delivery and payment normally take place within 45 days after the date of the commitment to purchase. The Master Portfolio only will make commitments to purchase securities on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. When-issued securities are subject to market fluctuation, and no income accrues to the purchaser during the period prior to issuance. The purchase price and the interest rate that will be received on debt securities are fixed at the time the purchaser enters into the commitment. Purchasing a security on a when-issued basis can involve a risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. The Master Portfolio currently does not intend on investing more than 5% of its assets in when-issued securities during the coming year. The Master Portfolio will establish a segregated account in which it will maintain cash or liquid securities in an amount at least equal in value to the Master Portfolio's commitments to purchase when-issued securities. If the value of these assets declines, the Master Portfolio will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

                FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
                -----------------------------------------------

The Fund is subject to certain fundamental restrictions on its investments, which may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Investment restrictions that appear below or elsewhere in this Statement of Additional Information and in the Prospectus which involve a maximum percentage of securities or assets shall not be considered to be violated (except with respect to restriction No. 8 below) unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by or on behalf of, the Fund. The Trust may not, on behalf of the Fund:

     (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would be 25% or more of the current value of the Fund's total assets, provided that there is no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, and provided further, that the Fund may invest all its assets in a diversified open-end management investment company, or series thereof, with substantially the same investment objective, policies and restrictions as the Fund, without regard for the limitations set forth in this paragraph (1);

     (2) purchase or sell real estate or real estate limited partnerships (other than securities secured by real estate or interests therein or securities issued by companies that invest in real estate or interests therein);

     (3) purchase commodities or commodity contracts, except that the Fund may purchase securities of an issuer which invests or deals in commodities or commodity contracts, and except that the Fund may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;


     (4) purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin deposits in connection with options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes;

     (5) act as an underwriter of securities of other issuers, except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities and provided further, that the purchase by the Fund of securities issued by a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as the Fund shall not constitute an underwriter for purposes of this paragraph (5);

     (6) issue senior securities, except as permitted by the 1940 Act;

     (7) borrow money, except as permitted by the 1940 Act. The 1940 Act currently permits the Fund to borrow from any bank; provided, that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all borrowings of the Fund; and provided further, that in the event that such asset coverage shall at any time fall below 300 per centum the Fund shall, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least 300 per centum. For purposes of this investment restriction, the Fund's entry into options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes shall not constitute borrowing to the extent certain segregated accounts are established and maintained by the Fund;

     (8) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities or other investment companies) if, as a result, with respect to 75% of its total assets, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or, (ii) the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer; or

     (9) make loans, except that the Fund may purchase or hold debt instruments or lend its portfolio securities in accordance with its investment policies, and may enter into repurchase agreements.

               NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE FUND
               ---------------------------------------------------

In addition to the investment restrictions described above and those contained in the Prospectus, the Trustees of the Trust have voluntarily adopted certain policies and restrictions which are observed in the conduct of the affairs of the Fund. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following additional investment restrictions may be changed or amended by action of the Trustees without requiring prior notice to or approval of shareholders.

In accordance with such policies and guidelines, the Fund:

     (1) may not, unless required by its investment strategy of replicating the composition of a published market index:

         (a) purchase or retain securities of any issuer if the officers or Trustees of the Trust or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities;

         (b) purchase securities of issuers who, with their predecessors, have been in existence less than three years, unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District of Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing if, by reason thereof, the value of its aggregate investments in such securities will exceed 5% of its total assets, provided that this restriction does not affect the Fund's ability to invest all or a portion of its assets in the Master Portfolio;

     (2) reserves the right to invest up to 15% of the current value of its net assets in fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, repurchase agreements maturing in more than seven days or other illiquid securities;

     (3) may not purchase, sell or write puts, calls or combinations thereof, except as may be described in the Fund's offering documents; and

     (4) may invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act.

          FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIO
          -----------------------------------------------------------

The Master Portfolio is subject to the following investment limitations which cannot be changed without approval of a majority (as defined in the 1940 Act) of the Master Portfolio's outstanding voting securities.

The Master Portfolio may not:

(1) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of its total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to any such limitation;

(2) hold more than 10% of the outstanding voting securities of any single issuer. This investment restriction applies only with respect to 75% of its total assets;

(3) invest in commodities, except that the Master Portfolio may purchase and sell (i.e., write) options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

(4) purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but the Master Portfolio may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate;

(5) borrow money, except to the extent permitted under the 1940 Act, and except that the Master Portfolio may borrow up to 20% of the current value of its net assets for temporary purposes only in order to meet redemptions, and these borrowings may be secured by the pledge of up to 20% of the current value of its net assets (but investments may not be purchased while any such outstanding borrowing in excess of 5% of its net assets exists);

(6) make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Master Portfolio may lend its portfolio securities in an amount not to exceed one-third of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the SEC and MIP's Board of Trustees;

(7) act as an underwriter of securities of other issuers, except to the extent the Master Portfolio may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities;

(8) invest 25% or more of its total assets in the securities of issuers in any particular industry or group of closely related industries and except that, in the case of the Master Portfolio, there shall be no limitation with respect to investments in (i) obligations of the U.S. Government, its agencies or instrumentalities; and (ii) any industry in which the S&P 500 Index becomes concentrated to the same degree during the same period, the Master Portfolio will be concentrated as specified above only to the extent the percentage of its assets invested in those categories of investments is sufficiently large that 25% or more of its total assets would be invested in a single industry);

(9) issue any senior security (as such term is defined in Section 18(f) of the 1940 Act), except to the extent the activities permitted in paragraphs (3) and
(5) above, and in paragraphs (2) and (3) below, may be deemed to give rise to a senior security; or

(10) purchase securities on margin, but the Master Portfolio may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those related to indexes, and options on futures contracts or indexes.

        NON-FUNDAMENTAL INVESTMENT RESTRICTIONS OF THE MASTER PORTFOLIO
        ---------------------------------------------------------------

The Master Portfolio is subject to the following non-fundamental operating policies which may be changed by the Board of Trustees of the Master Portfolio without the approval of the holders of the Master Portfolio's outstanding securities.

The Master Portfolio may not:

(1) invest in the securities of a company for the purpose of exercising management or control, but the Master Portfolio will vote the securities it owns in its portfolio as a shareholder in accordance with its views;

(2) pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indexes, and options on futures contracts or indexes;

(3) purchase, sell or write puts, calls or combinations thereof, except as may be described in the Master Portfolio's offering documents;

(4) purchase securities of any company having less than three years' continuous operations (including operations of any predecessors) unless the securities are fully guaranteed or insured by the U.S. Government, a state, commonwealth, possession, territory, the District Columbia or by an entity in existence at least three years, or the securities are backed by the assets and revenues of any of the foregoing, if such purchase would cause the value of its investments in all such companies to exceed 5% of the value of its total assets;

(5) enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid, if, in the aggregate, more than 15% of the value of the Master Portfolio's net assets would be so invested;

(6) purchase securities of other investment companies, except to the extent permitted under the 1940 Act; or

(7) purchase or retain securities of any issuer if the officers or Trustees of the Company, the Trusts or the investment adviser owning beneficially more than one-half of one percent (0.5%) of the securities of the issuer together owned beneficially more than 5% of such securities.

                            MANAGEMENT OF THE TRUST
                            -----------------------

The Trust has a Board of Trustees, a majority of which must not be "Interested Persons" as defined in the 1940 Act. The Trustees and principal officers of the Trust are listed below together with information on their positions with the Trust, address, age, principal occupations during the past five years and other principal business affiliations.

Gary E. Wendlandt*                     Chairman, Chief Executive Officer
1295 State Street                      and Trustee of the Trust
Springfield, MA 01111
Age: 47

     Chief Investment Officer (since 1993), Executive Vice President (since
     1992), Senior Vice President (1983-1992), MassMutual; Chairman (since
     1995), Vice Chairman (1993-1995) and President (1988-1993), MML Series Investment Fund (open-end investment company); Chairman (since 1995), President (1983-1995) and Trustee: MassMutual Corporate Investors and Chairman (since 1995), President (1988-1995) and Trustee, MassMutual Participation Investors (closed-end investment companies); Chairman (since
     1996), Antares Leveraged Capital Corp. (finance company); Chairman, HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC) and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Advisory Board Member (since 1996), MassMutual High Yield Partners LLC (high yield bond fund); President and Director (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Director (since 1990), Oppenheimer Acquisition Corporation (investment advisory holding company); Supervisory Director (since 1991) MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Chairman (since 1994) and Director (since 1993), MML Realty Management Corporation; Chairman (since 1994) and Chief Executive Officer (1994-1996), Cornerstone Real Estate Advisers, Inc. (wholly-owned real estate investment adviser subsidiary of MassMutual Holding Company); Director (since 1992), Merrill Lynch Derivative Products, Inc.; Chairman (1994-1995) and Director (1993-1995), MML Real Estate Corporation.

Ronald J. Abdow                        Trustee of the Trust
1400 Elm Street
West Springfield, MA 01089
Age: 66

     President, Abdow Corporation (operator of restaurants); General Partner, Grove Investment Group (apartment building syndicator); Trustee, Abdow G&R Trust and Abdow G&R Co. (owners and operators of restaurant properties); Partner, Abdow Partnership, Abdow Auburn Associates, and Abdow Hazard Associates (owners and operators of restaurant properties); Trustee (since
     1993) MML Series Investment Fund (open-end investment company).

Richard H. Ayers                       Trustee of the Trust
1000 Stanley Drive
New Britain, CT 06053
Age: 55

     Adviser to Chairman (since 1997), Chairman and Chief Executive Officer (19891996) and Director (since 1985), The Stanley Works (manufacturer of tools, hardware, specialty hardware and specialty hardware products); Director (since 1986), Southern New England Telecommunications Corp.; Director, (since 1988) Perkin Elmer Corp.; Advisory Board Member (since
     1996), MML Series Investment Fund (open-end investment company).

---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Mary E. Boland                Trustee of the Trust
67 Market Street
Springfield, MA 01118
Age: 58

     Attorney at Law, Egan, Flanagan and Cohen, P.C. (law firm), Springfield, MA; Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (openend investment company).

David E. A. Carson            Trustee of the Trust
850 Main Street
Bridgeport, CT 06604
Age: 63

     President and Chief Executive Officer (since 1985), People's Bank; Director, United Illuminating Co.; Trustee, American Skandia Trust (openend investment company). Advisory Board Member (since 1996), MML Series Investment Fund (openend investment company).

Richard G. Dooley*            Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 68

     Consultant (since 1993), Executive Vice President and Chief Investment Officer (1978-1993), MassMutual; Director (since 1996), Investment Technology Group Inc.; Director, The Advest Group, Inc. (financial services holding company), Hartford Steam Boiler Inspection and Insurance Co., New England Education Loan Marketing Corporation; Director (since 1992), Kimco Realty Corp. (shopping center ownership and management); Director (since
     1993), Jefferies Group, Inc. (financial services holding company); Director and Vice President, Oppenheimer Acquisition Corporation (investment advisory holding company); Vice Chairman (since 1995), Chairman (1982-
     1995), MassMutual Corporate Investors, and Vice Chairman (since 1995), Chairman (1988-1995), MassMutual Participation Investors (closedend investment companies); Director (1993-1995), Luxonen S.A. (Swedish investment fund); Supervisory Director (1991-1995), MassMutual/Carlson CBO N.V. (collateralized bond fund); Director (1984-1993), MML Real Estate Corporation (real estate management subsidiary of MassMutual Holding Company) and MML Realty Management Corporation (subsidiary of MassMutual Holding Company to manage real estate projects); Vice Chairman (since
     1995), Chairman (1988-1995), MML Series Investment Fund (openend investment company).

Richard W. Greene             Trustee of the Trust
University Of Rochester
Rochester, NY  14627
Age: 62

     Executive Vice President and Treasurer (since 1986), University of Rochester (private university). Advisory Board Member (since 1996), MML Series Investment Fund (openend investment company).

Beverly C. L. Hamilton        Trustee of the Trust
515 South Flower Street
Los Angeles, CA  90017
Age: 51

     President (since 1991), ARCO Investment Management Co.; Vice President (since 1991), Atlantic Richfield Company; Director (since 1992), Connecticut Natural Gas; Director (since 1991), Emerging Markets Growth Fund (closedend investment company). Advisory Board Member (since 1996), MML Series Investment Fund (openend investment company).

---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

F. William Marshall, Jr.      Trustee of the Trust
1441 Main Street
Springfield, MA 011023034
Age: 55

     President, Chief Executive Officer and Director (since 1993), SIS Bank (formerly, Springfield Institution for Savings); Chairman and Chief Executive Officer (1990-1993), Bank of Ireland First Holdings, Inc. and First New Hampshire Banks; Trustee (since 1996), MML Series Investment Fund (openend investment company).

Charles J. McCarthy           Trustee of the Trust
181 Eton Road
Longmeadow, MA 01106
Age: 74

     Proprietor, Synectics Financial Company (venture capital activities, business consulting and investments); Trustee, MML Series Investment Fund (openend investment company).

John V. Murphy*               Trustee of the Trust
1295 State Street
Springfield, MA 01111
Age: 48

     Executive Vice President (since 1997) of MassMutual; Executive Vice President, Director and Chief Operating Officer (1995-1997), David L. Babson and Company Incorporated; Chief Operating Officer (1993-1996), Concert Capital Management, Inc.; Senior Vice President and Director (1995-
     1997), Potomac Babson Incorporated; Chief Financial Officer (1985-1993), Liberty Financial Companies (financial services); Director, Emerald Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp).

John H. Southworth            Trustee of the Trust
195 Eton Road
Longmeadow, MA 01106
Age: 70

     Chairman (since 1993) and President (1984-1992), Southworth Company (manufacturer of paper and calendars); Director (since 1995), Trustee (until 1995), SIS Bank (formerly, Springfield Institution for Savings); Trustee, MML Series Investment Fund (openend investment company).

Stuart H. Reese               President of the Trust
1295 State Street
Springfield, MA 01111
Age: 42

     Chief Executive Director (since 1997), Senior Vice President (1993-1997), MassMutual; President (since 1993), MML Series Investment Fund; President (since 1995), Executive Vice President (1993-1995), MassMutual Corporate Investors and MassMutual Participation Investors (closeend investment companies); Director (since 1996), Antares Leveraged Capital Corp. (finance company) and Charter Oak Capital Management, Inc. (investment adviser); President and Director (since 1996) HYP Management, Inc. (managing member of MassMutual High Yield Partners LLC), and MMHC Investment, Inc. (investor in MassMutual High Yield Partners LLC); Director (since 1994), MassMutual Corporate Value Partners Limited (investor in debt and equity securities) and MassMutual Corporate Value Limited (parent of MassMutual Corporate Value Partners Limited); Supervisory Director (since 1994), MassMutual/Carlson CBO (collateralized bond fund); Director and Member of Investment Committee (since 1994), MML Bay State Life Insurance Company (whollyowned insurance subsidiary of MassMutual); Director and Member of Investment and Auditing Committees, MML Pension Insurance Company (whollyowned insurance subsidiary of MassMutual Holding Company Two MSC, Inc.); Director (since 1994), Pace Industries (aluminum die caster); Vice President and Managing Director (1990-1992), Capital Markets Group of Aetna Life & Casualty Company; Chairman and President (1990-1993), Aetna Financial Services, Inc.

---------------
* Trustee who is an "interested person" of the Trust within the definition set forth in Section 2(a)(19) of the 1940 Act.

Hamline C. Wilson             Vice President and Chief Financial
1295 State Street             Officer of the Trust
Springfield, MA 0111
Age: 60

     Senior Managing Director (since 1996), Vice President and Managing Director (1989-1996), MassMutual; Vice President and Chief Financial Officer, MML Series Investment Fund, MassMutual Corporate Investors and MassMutual Participation Investors.

Stephen L. Kuhn               Vice President and Secretary
1295 State Street             of the Trust
Springfield, MA 01111
Age: 50

     Vice President and Associate General Counsel (since 1992), Second Vice President and Associate General Counsel (1988-1992), MassMutual; Vice President and Secretary, MML Series Investment Fund, MassMutual Participation Investors and MassMutual Corporate Investors; President, MassMutual/Carlson CBO Incorporated; Chief Legal Officer and Assistant Secretary (since 1995), DLB Acquisition Corporation (holding company for investment advisers); Assistant Secretary (since 1997), Oppenheimer Acquisition Corporation (investment advisor holding company).

Charles C. McCobb, Jr.        Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 53

     Managing Director (since 1997), MassMutual; Managing Director/Vice President (1994-1997) Citicorp; Managing Director/Vice President (1973-
     1994) Aetna Life & Casualty Company.

Edmond F. Ryan                Vice President of the Trust
1295 State Street
Springfield, MA 01111
Age: 49

     Senior Vice President (since 1995), Vice President (1985-1995) MassMutual.

Raymond B. Woolson            Treasurer of the Trust
1295 State Street
Springfield, MA 01111
Age: 38

     Senior Managing Director (since 1996), Second Vice President (1992-1996), Director/Fund Account Administration (1989-1992), MassMutual; Treasurer, MassMutual Corporate Investors and MassMutual Participation Investors; Treasurer (since 1996), MML Series Investment Fund (openend investment company).

Mark B. Ackerman              Comptroller of the Trust
1295 State Street
Springfield, MA 01111
Age: 32

     Investment Director (since 1996), Associate Director (1993-1996), MassMutual; Controller (since 1997), Associate Treasurer (1995-1997), MassMutual Participation Investors and MassMutual Corporate Investors; Comptroller (since 1997), Associate Treasurer (1995-1996), MML Series Investment Fund (openend investment company).

The Audit Committee makes recommendations to the Trustees as to the engagement or discharge of the Trust's independent auditors, supervises investigations into matters relating to audit functions, reviews with the Trust's independent auditors the results of the audit engagement, and considers the audit fees. The Nominating Committee consists of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or any adviser and considers making all nominations for noninterested members of the Board of Trustees. The selection and nomination of management nominees for such vacancies is committed to the discretion of the Nominating Committee. The Investment Pricing Committee determines the fair value of securities for which market quotations are not readily available.

                                  COMPENSATION
                                  ------------

The Trust, on behalf of the Fund, pays each of its Trustees who is not an officer or employee of Massachusetts Mutual Life Insurance Company (``MassMutual'') a fee of $2,000 per quarter plus $2,000 per meeting attended. Such Trustees who serve on the Audit Committee of the Trust are paid an additional fee of $1,000 per year. Such Trustees who serve on the Nominating Committee or the Investment Pricing Committee are paid an additional fee of $500 per meeting attended. In addition, the Trust reimburses out-of-pocket business travel expenses to such Trustees. Trustees who are officers or employees of MassMutual receive no fees from the Trust.

                               COMPENSATION TABLE
                               ------------------

The following table discloses the compensation paid to the Registrant's non-interested trustees for the 1996 fiscal year. The Registrant has no pension, retirement, or deferred compensation plans. All of the non-interested Trustees also serve as Trustees or Advisory Board Members of one other investment company managed by MassMutual. Total Compensation from Registrant and Fund Complex reflects compensation paid in the 1996 fiscal year.

----------------------------------------------------------------------------------------------------------
                                                                                  Total Compensation
                                                Aggregate                         From Registrant and
            Name/Position              Compensation from Registrant                  Fund Complex
----------------------------------------------------------------------------------------------------------
Ronald J. Abdow                                  $16,000                               $32,000
Trustee
----------------------------------------------------------------------------------------------------------
Richard H. Ayers                                   2,000                                 6,000
Trustee
----------------------------------------------------------------------------------------------------------
Mary E. Boland                                    16,000                                32,000
Trustee
----------------------------------------------------------------------------------------------------------
David E. A. Carson                                 2,000                                 6,000
Trustee
----------------------------------------------------------------------------------------------------------
Richard W. Greene                                  2,000                                 6,000
Trustee
----------------------------------------------------------------------------------------------------------
Beverly C. L. Hamilton                             2,000                                 6,000
Trustee
----------------------------------------------------------------------------------------------------------
F. William Marshall, Jr.                          12,000                                23,333
Trustee
----------------------------------------------------------------------------------------------------------
Charles J. McCarthy                               17,000                                34,000
Trustee
----------------------------------------------------------------------------------------------------------
John H. Southworth                                17,000                                73,246*
Trustee

                                                                             *Includes deferred compensation
                                                                              plan benefits received from
                                                                              other investment company in
                                                                              Fund Complex.
----------------------------------------------------------------------------------------------------------

The officers and Trustees of the Trust as a group own less than 1% of any series of outstanding shares of the Trust.

The Trust's shareholders have the right, upon the declaration in writing or vote of at least two-thirds of the votes represented by its outstanding shares, to remove a Trustee. The Trustees shall call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of shares representing at least 10% of all of the votes represented by all outstanding shares of the Trust. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures for a request for a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by the form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books of the Trust, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion.

After opportunity for hearing regarding the objections specified in the written statement so filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections, or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any such objections or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

On any matters submitted to a vote of shareholders, all shares of the Trust then entitled to vote shall be voted in the aggregate as a single class without regard to series of the Trust or class, except that: (i) when required by the 1940 Act or when the Trustees shall have determined that the matter affects one or more of the series or classes materially differently, shares will be voted by individual series or class; and (ii) when the Trustees have determined that any matter affects only the interests of one or more series or classes, then only shareholders of such series or class shall be entitled to vote thereon. Shareholder inquiries should be directed to MassMutual Institutional Funds, 1295 State Street, Springfield, MA 01111.

               CONTROL PERSON AND PRINCIPAL HOLDER OF SECURITIES
               -------------------------------------------------

It is anticipated that a separate investment account of MassMutual and any provision of seed money for the Trust by MassMutual together will constitute 100% of the shares of each class of the Fund as of the date of this Statement of Additional Information.

                    FUND ADMINISTRATOR AND SUB-ADMINISTRATOR
                    ----------------------------------------

MassMutual has entered into an administrative services agreement ("Administrative Services Agreement") with the Fund pursuant to which MassMutual is obligated to provide all necessary administrative and shareholder services and to bear some Class expenses, such as federal and state registration fees, printing and postage. MassMutual may, at its expense, employ others to supply all or any part of the services to be provided to the Fund pursuant to the Administrative Services Agreement. The Trust, on behalf of the Fund, pays MassMutual an administrative services fee monthly at an annual rate based upon the average daily net assets of the applicable class of shares of the Fund equal to .7688% for Class A shares; .5688% for Class Y shares; and .3588% for Class S shares. MassMutual has entered into a sub-administration agreement with Investors Bank & Trust Company ("IBT"). As sub-administrator, IBT generally assists in all aspects of fund administration. IBT is compensated by MassMutual for providing administrative services to the Fund. IBT also serves as the subadministrator to the Master Portfolio and is compensated by BGI (defined below) for providing administrative services to the Master Portfolio.

                                THE DISTRIBUTOR
                                ---------------

The Trust's shares are continuously distributed by OppenheimerFunds Distributor, Inc. (the "Distributor") pursuant to an amended and restated Distribution Agreement with the Trust dated December 1, 1997 (the "Distribution Agreement"). The Distributor pays commissions to its selling dealers as well as the cost of printing and mailing Prospectuses to potential investors and of any advertising incurred by it in connection with distribution of shares of the Fund. MML Investors Services, Inc. serves as the sub-distributor to the Trust pursuant to an agreement with the Distributor dated September 8, 1994.

The Distribution Agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Trustees or by a vote of a majority of the shares of the Trust; and (ii) by a majority of the Trustees who are not parties to the Distribution Agreement or interested persons (as defined in the 1940 Act) of any such person, cast in person at a meeting called for the purpose of voting on such approval.

                              CLASS A SERVICE PLAN
                              --------------------

The Trust has adopted, with respect to the Class A shares of the Fund, a Service Plan and Agreement (the "Plan") pursuant to rule 12b-1 under the 1940 Act. The Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan, by vote cast in person at a meeting called for the purpose of voting on the Plan, approved the Plan on August 4, 1997. Under the terms of the Plan, the Trust is permitted to compensate, out of the assets attributable to the Class A shares of the Fund, in an amount up to 0.25% on an annual basis of the average daily net assets attributable to that class, MassMutual for services provided and expenses incurred by it for purposes of maintaining or providing personal services (the "Servicing Fee") to Class A shareholders. The Servicing Fee may be spent by MassMutual on personal services rendered to Class A Shareholder accounts. MassMutual's Servicing Fee expenditures may include, but shall not be limited to, compensation to, and expenses (including telephone and overhead expenses) of financial consultants or other employees of MassMutual, the Fund's Distributor or Sub-Distributor, pension consultants or participating or introducing brokers and other financial intermediaries who assist investors in completing application forms and selecting dividend and other account options; who aid in the process of purchase or redemption requests for Class A shares or the processing of dividend payments with respect to Class A shares; who prepare print and deliver prospectuses and shareholder reports to prospective shareholders; who oversee compliance with federal and state laws pertaining to the sale of Class A shares; who provide information periodically to Class A shareholders showing their position in Class A shares; who furnish shareholder sub-accounting; who issue confirmations for transactions by Class A shareholders; who forward communications from the Fund to Class A shareholders; who render advice regarding the suitability of particular investment opportunities offered by the Fund in light of shareholder needs; who provide and maintain elective shareholder services; who provide and maintain pre-authorized investment plans for Class A shareholder; who respond to inquiries from Class A shareholders relating to such services; or who provide such similar services as permitted under applicable statutes, rules or regulations.

The Plan provides that it may not be amended to materially increase the costs which Class A shareholders may bear under the Plan without the approval of a majority of the outstanding Class A shares of the Fund.

The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by (i) Trustees of the Trust and (ii) the Trustees of the Trust who are not interested persons of the Trust and have no direct or indirect financial interest in the operation of the Plan or any agreements related to it. The Plan provides that MassMutual shall provide to the Trustees, and the Board shall review at least quarterly, a written report of the amounts so expended and the purposes for which such expenditures were made.

The Conduct Rules of the NASD limit the amount of distribution fees that may be paid by mutual funds. "Service fees," defined to mean fees paid for providing shareholder services or the maintenance of accounts (but not transfer agency services) are not subject to the limits. The Trust believes that all of the fees paid pursuant to the Plan will qualify as "service fees" and therefore will not be limited by NASD rules.

The Plan was not in effect prior to the date of this Statement of Additional Information and no payments were made thereunder in prior fiscal periods.

            CUSTODIAN, DIVIDEND DISBURSING AGENT AND TRANSFER AGENT
            -------------------------------------------------------

IBT, located at 200 Clarendon Street, Boston, Massachusetts 02116, is the custodian of the Fund's investments (the "Custodian") and is the Fund's transfer agent and dividend disbursing agent (the "Transfer Agent"). The Custodian and the Transfer Agent do not assist in, and are not responsible for, the investment decisions and policies of the Fund.

                         INDEPENDENT PUBLIC ACCOUNTANT
                         -----------------------------

Coopers & Lybrand L.L.P., located at 2300 BayBank Tower, 1500 Main Street, Springfield, Massachusetts 01101, is the Trust's independent public accountants.

        INVESTMENT ADVISER AND OTHER MASTER PORTFOLIO SERVICE PROVIDERS
        ---------------------------------------------------------------

The following information supplements and should be read in conjunction with information set forth in the Prospectus regarding the investment adviser and other service providers of the Master Portfolio.

Investment Adviser

BGFA provides investment advisory services to the Master Portfolio pursuant to an Investment Advisory Contract (the "BGFA Advisory Contract") with MIP, dated January 1, 1996. For providing these investment advisory services, BGFA is entitled to receive monthly fees at the annual rate of 0.05% of the average daily net assets of the Master Portfolio. As to the Master Portfolio, the BGFA Advisory Contract is subject to annual approval by (i) MIP's Board of Trustees or (ii) vote of a majority of the outstanding voting securities of the Master Portfolio, provided that in either event the continuance also is approved by a majority of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Master Portfolio, the BGFA Advisory Contract is terminable without penalty, on 60 days' written notice, by either party. The BGFA Advisory Contract will terminate automatically, in the event of its assignment (as defined in the 1940 Act).

Prior to January 1, 1996, Wells Fargo Bank provided investment advisory services to the Master Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") dated February 25, 1994 with MIP. The terms of the Advisory Agreement were identical in all material respects, other than the identity of the parties, to the BGFA Advisory Contract.

For the period beginning May 26, 1994 (commencement of operations) and ended February 28, 1995 and the period beginning March 1, 1995 and ended December 31, 1995, the Master Portfolio paid the following advisory fees to Wells Fargo Bank and Wells Fargo Bank waived the indicated amounts. For the period beginning January 1, 1996 and ended February 29, 1996, and the year ended February 28, 1997, the Master Portfolio paid the following advisory fees to BGFA, without waivers:


                        May 26, 1994 -          March 1, 1995 -       January 1, 1996 -       Year Ended
                      February 28, 1995        December 31, 1995      February 29, 1996    February 28, 1997
                   Fees Paid  Fees Waived    Fees Paid  Fees Waived       Fees Paid            Fees Paid
                   ---------  -----------    ---------  -----------   -----------------    -----------------
Master Portfolio    $138,830     $17,864      $279,843      $0             $73,598              $577,637


Sub-Investment Adviser. The Master Portfolio does not currently engage a sub-adviser. However, prior to January 1, 1996, Wells Fargo Nikko Investment Advisers ("WFNIA") provided subinvestment advisory services to the Master Portfolio pursuant to a SubInvestment Advisory Agreement dated February 25, 1994 with Wells Fargo Bank and MIP. For the period from May 26, 1994 (commencement of operations) to February 28, 1995, and the period beginning March 1, 1995 and ended December 31, 1995, Wells Fargo Bank paid sub-advisory fees (without waivers) of $117,651 and $224,069, respectively, to WFNIA for services provided on behalf of the Master Portfolio.

Other Service Providers

Co-Administrators. Stephens and Barclays Global Investors, N.A. ("BGI") are the Master Portfolio's co-administrators. Stephens and BGI provide the Master Portfolio with administrative services, including general supervision of the Master Portfolio's non-investment operations, coordination of the other services provided to the Master Portfolio, compilation of information for reports to the SEC and the state securities commissions, preparation of proxy statements and shareholder reports, and general supervision of data compilation in connection with preparing periodic reports to MIP's trustees and officers. Stephens also furnishes office space and certain facilities to conduct the Master Portfolio's business, and compensates MIP's trustees, officers and employees who are affiliated with Stephens. In addition, except as outlined below under "Expenses," Stephens and BGI will be responsible for paying all expenses incurred by the Master Portfolio other than the fees payable to BGFA. Stephens and BGI are not entitled to compensation for providing administration services to the Master Portfolio. BGI has delegated certain of its duties as co-administrator to IBT. IBT, as sub-administrator, is compensated by BGI for performing certain administration services.

Prior to October 21, 1996, Stephens alone provided administration services to MIP pursuant to an Administration Agreement dated February 25, 1994. Stephens was not entitled to compensation for providing administrative services to the Master Portfolio so long as Stephens received fees for providing similar services to a feeder fund of another investment company investing all of its assets in the Master Portfolio. The Master Portfolio did not pay any administration fees to Stephens.

Placement Agent. Stephens is the placement agent for the Master Portfolio. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. Stephens does not receive compensation for acting as placement agent. Registered broker/dealers and investment companies, insurance company separate accounts, common and commingled trust funds, group trust and similar organizations and entities which constitute accredited investors, as defined in the regulations adopted under the Securities Act of 1933, as amended, may continuously invest in the Master Portfolio of MIP.

Custodian. IBT currently acts as the Master Portfolio's custodian. The principal business address of IBT is 200 Clarendon Street, Boston, Massachusetts 02116. IBT is not entitled to receive compensation for its custodial services so long as it is entitled to receive compensation for providing sub-administration services to the Master Portfolio. Prior to October 21, 1996, BGI acted as the Master Portfolio's custodian. The principal business address of BGI is 45 Fremont Street, San Francisco, California 94105. BGI did not receive compensation for its custodial services.

Transfer and Dividend Disbursing Agent. Wells Fargo Bank is the Master Portfolio's transfer and dividend disbursing agent. The principle business address of Wells Fargo Bank is 525 Market Street, San Francisco, California 94105. Wells Fargo Bank is not entitled to receive compensation for providing such services to MIP so long as it receives fees for providing similar services to the funds which invest substantially all of their assets in the Master Portfolio. To date, the Master Portfolio has not paid any transfer and dividend disbursing agency fees.

Independent Auditor. KPMG Peat Marwick LLP has been selected as the independent auditor for MIP. KPMG Peat Marwick LLP's address is Three Embarcadero Center, San Francisco, California 94111.

Expenses. Except for extraordinary expenses, brokerage and other expenses connected with to the execution of portfolio transactions and certain other expenses which are borne by the Master Portfolio, Stephens and BGI have agreed to bear all costs of the Master Portfolio's and MIP's operations.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE
                      ------------------------------------

BGFA assumes general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities. Allocation of brokerage transactions, including their frequency, is made in the best judgment of BGFA and in a manner deemed fair and reasonable to shareholders. In executing portfolio transactions and selecting brokers or dealers, BGFA seeks to obtain the best overall terms available for the Master Portfolio. In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The primary consideration is prompt execution of orders at the most favorable net price. Certain of the brokers or dealers with whom the Master Portfolio may transact business offer commission rebates to the Master Portfolio. BGFA considers such rebates in assessing the best overall terms available for any transaction. The overall reasonableness of brokerage commissions paid is evaluated by BGFA based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services. Prior to January 1, 1996, WFNIA exercised general supervision over placing orders on behalf of the Master Portfolio for the purchase or sale of portfolio securities and the brokerage allocation practices described herein are applicable to WFNIA and the Master Portfolio prior to January 1, 1996.

Brokers also are selected because of their ability to handle special executions such as are involved in large block trades or broad distributions, provided the primary consideration is met. Portfolio turnover may vary from year to year, as well as within a year. High turnover rates over 100% are likely to result in comparatively greater brokerage expenses.

For the period from commencement of operations until February 28, 1995 and for the years ended February 29, 1996 and February 28, 1997, the Master Portfolio paid brokerage commissions of $244,742 in 1995, $80,902 in 1996, and $69,826 in 1997. None of the brokerage commissions were paid to affiliated brokers. On February 28, 1997, the Master Portfolio did not own securities of its ``regular brokers or dealers" or their parents, as defined in the 1940 Act.

                         SHAREHOLDER INVESTMENT ACCOUNT
                         ------------------------------

A Shareholder Investment Account is established for each Investor in the Fund./1/ Each account contains a record of the shares of the Fund maintained by the Fund's Transfer Agent. No share certificate will be issued. Whenever a transaction takes place in the Shareholder Investment Account, the Investor will be mailed a statement showing the transaction and the status of the account.

                              REDEMPTION OF SHARES
                              --------------------

With respect to the Fund, the Trustees may suspend the right of redemption, postpone the date of payment or suspend the determination of net asset value (a) for any period during which the New York Stock Exchange ("NYSE") is closed (other than for customary weekend and holiday closing), (b) for any period during which trading in the markets the Fund normally uses is restricted, (c) when an emergency exists as determined by the SEC so that disposal of the Fund's investments or a determination of its net asset value is not reasonably practicable, or (d) for such other periods as the SEC by order may permit for the protection of the Trust's shareholders. While the Trust's Declaration of Trust would permit it to redeem shares in cash or other assets of the Fund or both, the Trust has filed an irrevocable election with the SEC to pay in cash all requests for redemption received from any shareholder if the aggregate amount of such requests in any 90-day period does not exceed the lesser of $250,000 or 1% of the Fund's net assets.

                       VALUATION OF PORTFOLIO SECURITIES
                       ---------------------------------

The net asset value per share of the Fund is determined by the Fund's Transfer Agent as of the close of the NYSE, currently 4:00 p.m., Eastern Time, on each day the NYSE is open for trading and the Custodian is open for business. The NYSE currently is not open for trading on New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day and on occasion is closed early or entirely due to weather or other conditions.

The securities of the Master Portfolio, including covered call options written by the Master Portfolio, are valued as discussed below. Domestic securities are valued at the last sale price on the domestic securities or commodities exchange or national securities market on which such securities primarily are traded. Securities not listed on a domestic exchange or national securities market, or securities in which there were no transactions, are valued at the most recent bid prices. Portfolio securities which are traded primarily on foreign securities or commodities exchanges generally are valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities is determined by BGFA in accordance with guidelines approved by MIP's Board of Trustees. Short-term investments are carried at amortized cost, which approximates value. Any securities or other assets for which recent market quotations are not readily available are valued at fair value as determined in good faith by BGFA in accordance with such guidelines.

Restricted securities, as well as securities or other assets for which market quotations are not readily available, or are not valued by a pricing service approved by MIP's Board of Trustees, are valued at fair value as determined in good faith by BGFA in accordance with guidelines approved by MIP's Board of Trustees. BFGA and MIP's Board of

--------------
/1/ "Investor" includes a plan sponsor, plan fiduciary, trustee, institutional investor, insurance company separate investment account and/or any other person or entity described in the Prospectus as an eligible purchase of shares, that purchases shares of the Trust. An Investor that is a separate investment account of MassMutual is referred to as a "SIA Investor." Investors that are purchasing shares of a fund on behalf of a Plan are sometimes referred to as "Plan Investors." The term Investor does not include a Plan Participant.

Trustees periodically review the method of valuation. In making its good faith valuation of restricted securities, BGFA generally takes the following factors into consideration: restricted securities which are, or are convertible into, securities of the same class of securities for which a public market exists usually will be valued at market value less the same percentage discount at which purchased. This discount is revised periodically if it is believed that the discount no longer reflects the value of the restricted securities. Restricted securities not of the same class as securities for which a public market exists usually are valued initially at cost. Any subsequent adjustment from cost is based upon considerations deemed relevant by MIP's Board of Trustees.

The proceeds received by the Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain will be specifically allocated to the Fund and constitute the underlying assets of the Fund. The underlying assets of the Fund will be segregated on the books of account, and will be charged with the liabilities in respect of the Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more series of the Trust are to be allocated in proportion to the net asset values of the respective series except where allocations of direct expenses can otherwise be fairly made. Each class of shares of the Fund will be charged with liabilities directly attributable to such class, and other Fund expenses are to be allocated in proportion to the net asset values of the respective classes.

                           DESCRIPTION OF FUND SHARES
                           --------------------------

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust's Declaration of Trust disclaims liability of the shareholders, Trustees, or officers of the Trust for acts or obligations of the Trust, which are binding only on the assets and property of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees. The Trust's Declaration of Trust provides for indemnification out of the Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Trust itself would be unable to meet its obligations.

                         MASTER PORTFOLIO ORGANIZATION
                         -----------------------------

The Master Portfolio is a series of MIP, an openend, series management investment company organized as Delaware business trust. MIP was organized on October 21, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, MIP's Declaration of Trust provides that its investors are personally responsible for MIP liabilities and obligations, but only to the extent MIP's property is insufficient to satisfy such liabilities and obligations. MIP's Declaration of Trust also provides that MIP must maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of MIP, its investors, trustees, officers, employees and agents covering possible tort and other liabilities, and that investors will be indemnified to the extent they are held liable for a disproportionate share of MIP's obligations. Thus, the risk of an investor incurring financial loss on account of investor liability is limited to circumstances in which both inadequate insurance existed and MIP itself was unable to meet its obligations.

MIP's Declaration of Trust further provide that obligations of MIP are not binding upon its trustees individually but only upon the property of MIP and that the trustees will not be liable for any action or failure to act, but nothing in the Declarations of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the trustee's office.

Pursuant to MIP's Declaration of Trust, MIP's Trustees are authorized to issue shares of beneficial interests in the Master Portfolio. Investors are entitled to participate pro rata in distributions of taxable income, loss, gain and credit of the Master Portfolio. Upon liquidation or dissolution of the Master Portfolio, investors are entitled to share pro rata in the Master Portfolio's net assets available for distribution to its investors. Investments in the Master Portfolio have no preference, preemptive, conversion or similar rights and are fully paid and non-assessable, except as set forth below. Investments in the Master Portfolio may not be transferred. No certificates are issued.

Each investor is entitled to vote, with respect to matters affecting MIP's portfolios, in proportion to the amount of its investment in MIP. Investors in MIP do not have cumulative voting rights, and investors holding more than 50% of the aggregate beneficial interest in MIP may elect all of the Trustees of MIP if they choose to do so and in such event the other investors in MIP would not be able to elect any Trustee. MIP is not required to hold annual meetings of investors but MIP may hold special meetings of investors when in the judgment of MIP's Trustees it is necessary or desirable to submit matters for an investor vote.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted under the provisions of the 1940 Act or applicable state law or otherwise to the holders of the outstanding voting securities of an investment company, such as MIP, will not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series of MIP affected by such matter. Rule 18f-2 further provides that the Master Portfolio shall be deemed to be affected by a matter unless it is clear that the interests of the Master Portfolio in the matter are identical or that the matter does not affect any interest of the Master Portfolio. However, the Rule exempts the selection of independent accountants and the election of trustees from the separate voting requirements of the Rule.

Whenever the Fund is requested to vote on a matter with respect to the Master Portfolio, the Fund will either hold a meeting of Fund shareholders and will cast its votes as instructed by such shareholders, or vote the shares of the Master Portfolio held by it in the same proportion as the vote of all other holders of such security. If the Fund is requested to vote on matters pertaining to the Master Portfolio and the Fund holds a meeting of the Fund's shareholders, the Trustees of the Trust will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

As of May 30, 1997, the S&P 500 Stock Fund of MasterWorks Funds, Inc., 111 Center Street, Little Rock, Arkansas 72201, owned approximately 95% of the outstanding voting securities of the Master Portfolio and could be considered a "controlling person" of the Master Portfolio for purposes of the 1940 Act.

                             INVESTMENT PERFORMANCE
                             ----------------------

The total return figures for the Fund may be provided in reports, sales literature and advertisements. Total return quotations will be based upon a stated period and will be computed by determining the average annual compounded rate of return over the stated period that would equate an initial amount invested to the ending redeemable value of the investment (assuming reinvestment of all distributions), according to the following formula:

                               P(1 + T)/n/  = ERV

     Where:  P =  a hypothetical initial payment of $1000.
             T =  average annual total return.
             n =  number of years.
           ERV = ending redeemable value at the end of the stated period of a hypothetical $1000 payment made at the beginning of the stated period.

For periods prior to [      ], 1998 (the commencement of the Fund's operations),
the Fund calculates the performance of each class by including the corresponding total return of the Master Portfolio adjusted to reflect the deduction of anticipated fees and expenses applicable to each Class of the Fund as stated in the fee table contained in the prospectus.

The Fund's total return is not fixed or guaranteed and the Fund's principal is not insured. Investment performance quotations should not be considered to be representations of the performance for any period in the future. Total return is a function of the value of the Fund's portfolio securities over time, which may be expected to fluctuate, as well as of income earned by the Fund on such securities and of the Fund's operating expenses.

Performance Comparisons. From time-to-time and only to the extent the comparison is appropriate for the Fund, the Trust may quote the performance of the Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

Performance information for the Fund may be compared, in reports and promotional literature, to the S&P 500 Index, the Wilshire 5000 Equity Index, the Lehman Brothers 20+ Treasury Index, Donoghue's Money Fund Averages, the Lehman Brothers 5-7 Year Treasury Index, Lehman Brothers Government Bond Index, Lehman Brothers Treasury Bond Index, Lipper Balanced Fund Average, Lipper Growth Fund Average, Lipper Flexible Portfolio Fund Average, Lehman Brothers Intermediate Treasury Index, 91-Day Treasury Bill Average, or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

The Trust also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the
Fund: (1) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (2) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (3) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (4) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

In addition, MIP also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. MIP also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." MIP also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Master Portfolio's investment adviser, any sub-investment adviser or their affiliates.

The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Other Advertising Items. The Trust may discuss in advertising and other types of literature that the Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard &
Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Trust may compare the Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. General mutual fund statistics provided by the Investment Company Institute may also be used.

                                    TAXATION
                                    --------

The Fund intends to qualify each year and elect to be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order to qualify as a "regulated investment company," the Fund must, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, and other income (including gains from forward contracts) derived with respect to its business of investing in such stock, securities, or currencies; and (b) diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets consists of cash, cash items, U.S. Government securities, and other securities limited generally with respect to any one issuer to not more than 5% of the total assets of the Fund and not more than 10% of the outstanding voting securities of such issuer, and
(ii) not more than 25% of the value of its total assets is invested in the securities of any issuer (other than U.S. Government securities). If the Fund fails to qualify as a regulated investment company, it will be treated as an ordinary corporation for federal income tax purposes.

As a regulated investment company electing to have its tax liability determined under Subchapter M, in general the Fund will not be subject to federal income tax on its ordinary income or capital gains that are distributed. As a Massachusetts business trust, the Fund under present law will not be subject to any excise or income taxes imposed by Massachusetts.

An excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over its actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 (or December 31, if the Fund so elects) plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax. Distributions declared by the Fund during October, November or December to shareholders of record on a date in any such month and paid by the Fund during the following January will be treated for federal tax purposes as paid by the Fund and received by shareholders on December 31 of the year in which declared.

Except in the case of certain shareholders eligible for preferential tax treatment, e.g., qualified retirement or pension trusts, shareholders of the Fund will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions by the Fund of net income and short-term capital gains, if any, will be taxable to shareholders as ordinary income. Designated distributions of long-term capital gains, if any, will be taxable to shareholders as long-term capital gains, without regard to how long a shareholder has held shares of the Fund. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate, depending on the holding period in the portfolio investment.

Dividends and distributions on Fund shares received shortly after their purchase, although in effect a return of capital, are subject to federal income taxes. Investment income and gains received by the Fund from sources outside the United States might be subject to foreign taxes which are withheld at the source. The effective rate of these foreign taxes cannot be determined in advance because it depends on the specific countries in which its assets will be invested, the amount of the assets invested in each such country and the possible applicability of treaty relief.

Redemptions and exchanges of the Fund's shares are taxable events and, accordingly, shareholders subject to federal income taxes may realize gains and losses on these transactions. If shares have been held for more than one year, gain or loss realized will be long-term capital gain or loss, provided the shareholder holds the shares as a capital asset. Under the Taxpayer Relief Act of 1997, long-term capital gains generally will be subject to a 28% or 20% tax rate depending on the Investor's holding period in Fund shares. However, a loss on the sale of shares held for six months or less will be treated as a long-term capital loss to the extent of any longterm capital gain dividend paid to the shareholder with respect to such shares. Furthermore, no loss will be allowed on the sale of Fund shares to the extent the shareholder acquired other shares of the same Fund within 30 days prior to the sale of the loss shares or 30 days after such sale. The state and local tax effects of distributions received from the Fund, and any special tax considerations associated with foreign investments of the Fund, should be examined by investors with regard to their own tax situation.

The Fund's transactions in foreign currency-denominated debt instruments and its hedging activities will likely produce a difference between its book income and its taxable income. This difference may cause a portion of the Fund's distributions of book income to constitute returns of capital for tax purposes or require the Fund to make distributions exceeding book income in order to permit the Fund to continue to qualify, and be taxed under Subchapter M of the Code, as a regulated investment company.

Under federal income tax law, a portion of the difference between the purchase price of zero-coupon securities in which the Fund has invested and their face value ("original issue discount") is considered to be income to the Fund each year even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will make up a part of the net investment income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund.

The foregoing is a general and abbreviated summary of the applicable provisions of the Code and regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative action. This discussion of the federal income tax treatment of the Fund and its shareholders does not describe in any respect the tax treatment of any particular arrangement, e.g., tax-exempt trusts or insurance products, pursuant to which or by which investments in the Fund may be made.

                                   DISCLAIMER
                                   ----------

NEITHER THE FUND NOR THE MASTER PORTFOLIO IS SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S ("S&P"). S&P MAKES NO REPRESENTATION OR
WARRANTY, EXPRESS OR IMPLIED, TO THE FUND, THE MASTER PORTFOLIO OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P 500 INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S ONLY RELATIONSHIP TO THE FUND IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES OF S&P WITHOUT REGARD TO THE FUND. S&P HAS NO OBLIGATION TO TAKE THE NEEDS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P 500 INDEX. S&P IS NOT RESPONSIBLE FOR AND HAS NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND'S SHARES OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND'S SHARES OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND'S SHARES ARE TO BE CONVERTED INTO CASH. S&P HAS NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING OR TRADING OF THE FUND'S SHARES.

S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500 INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

The name MassMutual Institutional Funds is the designation of the Trustees under a Declaration of Trust dated May 28, 1993, as amended from time to time. The obligations of the Trust are not personally binding upon, nor shall resort be had to the property of any of the Trustees, shareholders, officers, employees or agents of the Trust, but only the property of the relevant series of the Trust shall be bound.

                  APPENDIX - DESCRIPTION OF SECURITIES RATINGS

Although the ratings of fixedincome securities by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's") are a generally accepted measurement of credit risk, they are subject to certain limitations. For example, ratings are based primarily upon historical events and do not necessarily reflect the future. Furthermore, there is a period of time between the issuance of a rating and the update of the rating, during which time a published rating may be inaccurate.

The descriptions of the S&P and Moody's commercial paper, bond and municipal securities ratings are set forth below.

Commercial Paper Ratings:

S&P commercial paper ratings are graded into four categories, ranging from A for the highest quality obligations to D for the lowest. The A, A1 and Aw categories are described as follows:

 A   Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

 A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics will be noted with a plus (+) sign designation.

 A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A1.

Moody's employs three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers. The two highest designations are as follows:

 Issuers (or supporting institutions) rated Prime1 (or P1) have a superior ability for repayment of senior shortterm debt obligations. Prime1 (or P1) repayment ability will normally be evidenced by many of the following characteristics:

  . Leading market positions in wellestablished industries.
  . High rates of return on funds employed.
  . Conservative capitalization structure with moderate reliance on debt and ample asset protection.
  . Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
  . Wellestablished access to a range of financial markets and assured sources of alternate liquidity.

 Issuers (or supporting institutions) rated Prime-2 (or P-2) have a strong ability for repayment of senior shortterm debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Bond Ratings:

S&P describes its four highest ratings for corporate debt as follows:

 AAA Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.
 AA   Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in a small degree.

 A    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

 BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas such debt normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

 The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's describes its four highest corporate bond ratings as follows:

 Aaa Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as ``giltedged.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

 Aa   Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they compose what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the longterm risks appear somewhat larger than in Aaa securities.

 A    Bonds which are rated A possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment in the future.

 Baa Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

 Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PART C: OTHER INFORMATION
-------------------------


Item 24: Financial Statements and Exhibits
------------------------------------------

         (a)  Financial Statements:

              Not Applicable

          (b) Exhibits:

              Exhibit 1: Copy of Registrant's Agreement and Declaration of Trust, as amended June 14, 1993./1/

              Exhibit 2:            Copy of Registrant's By-Laws, as now in
                                    effect./1/

              Exhibit 3:            None.

              Exhibit 4:            None.

              Exhibit 5:            None.


              Exhibit 6(a): Copy of Amended and Restated General Distributors Agreement between the Trust and OppenheimerFunds Distributor, Inc.
                                    ("Oppenheimer")./4/

                       (b): Copy of sub-distribution agreement between Oppenheimer and MML Investors Services, Inc./1/

              Exhibit 7:            None.

              Exhibit 8(a): Copy of Custodian Agreement between the Trust and Investors Bank & Trust Company ("IBT")./1/

                       (b): Copy of Administrative and Shareholder Services Agreement between Registrant, on behalf of MassMutual Indexed Equity Fund (the "Fund") and MassMutual for the provision of administrative and shareholder services./4/

                       (c): Copy of Transfer Agency Agreement among the Trust, MassMutual and IBT./1/



              Exhibit 9: Third Party Feeder Fund Agreement with Master Investment Portfolio and Barclays Global Fund Advisers/4/

              Exhibit 10:           Opinion of Counsel/4/

              Exhibit 11(a):        Consent of Ropes & Gray./4/

                        (b):        None.

                        (c)-(g):    Powers of Attorney for Gary E. Wendlandt,
                                       Ronald J. Abdow, Charles J. McCarthy,
                                       John H. Southworth, Mary E. Boland./1/

                        (i)-(o):    Powers of Attorney for Richard H. Ayers,
                                       David E.A. Carson, Richard G. Dooley,
                                       Richard W. Greene, Beverly C.L. Hamilton,
                                       F. William Marshall, Jr., and John V.
                                       Murphy./2/

                            (p):    Powers of Attorney for Master Investment
                                       Portfolio/3/

              Exhibit 12:           None.

              Exhibit 13:           None.

              Exhibit 14:           None.

              Exhibit 15(a):        Rule 12b-1 Plan for Class A shares of the
                                    Fund/4/

                        (b):        Rule 12b-1 Plan for Class Y shares of the
                                    Fund/4/

              Exhibit 16:           None.

              Exhibit 17:           None.

              Exhibit 18:           Rule 18f-3 Plan./4/

-------------

/1/Incorporated by reference to Registrant, Post-Effective Amendment No. 4 to the Registration Statement filed via EDGAR October 2, 1997.

/2/Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to the Registration Statement filed via EDGAR April 28, 1997.

/3/Filed herewith.

/4/To be filed by amendment.

Item 25: Person Controlled by or Under Common Control with Registrant
---------------------------------------------------------------------

At the date of this Post-Effective Amendment to the Registration Statement, Registrant did not, directly or indirectly, control any person.

Registrant was organized by MassMutual primarily to offer investors both the opportunity to pursue long-term investment goals and the flexibility to respond to changes in their investment objectives and economic and market conditions. The Registrant will provide a vehicle for the investment of assets of various separate investment accounts established by MassMutual and life insurance company subsidiaries of MassMutual. The assets in such separate accounts are, under state law, assets of the life insurance companies which have established such accounts. Thus, at any time MassMutual and its life insurance company subsidiaries will own such outstanding shares of Registrant's series as are purchased with separate account assets. As a result, MassMutual will own substantially all of the shares of Registrant, probably for a number of years.

The following entities are, or may be deemed to be, controlled by MassMutual through the direct or indirect ownership of such entities' stock.

1. CM Assurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

2. CM Benefit Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

3. C.M. Life Insurance Company, a Connecticut life, accident, disability and health insurer, all the stock of which is owned by MassMutual.

4. MML Bay State Life Insurance Company, a Connecticut life and health insurer, all the stock of which is owned by MassMutual.

5. MML Distributors, LLC, formerly known as Connecticut Mutual Financial Services, LLC, a registered broker-dealer incorporated as a limited liability company in Connecticut. MassMutual has a 99% ownership interest and G.R. Phelps & Co. has a 1% ownership interest.

6. MassMutual Holding Company, a Delaware holding company, all the stock of which is owned by MassMutual.

7. MassMutual of Ireland, Limited, incorporated in the Republic of Ireland, to operate a group life and health claim office for MassMutual, all of the stock of which is owned by MassMutual.

8. MML Series Investment Fund, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by separate accounts of MassMutual and companies controlled by MassMutual.

9. MassMutual Institutional Funds, a registered open-end investment company organized as a Massachusetts business trust, all of the shares of which are owned by MassMutual.

10. G.R. Phelps & Co., Inc., a Connecticut corporation which formerly operated as a securities broker-dealer, all the stock of which is owned by MassMutual Holding Company.

11. MML Investors Services, Inc., registered broker-dealer incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Company.

12. MassMutual Holding MSC, Inc., a Massachusetts corporation, which acts as a holding company for MassMutual positions in investment entities organized outside the United States. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding MSC, Inc.

13. MassMutual Holding Trust I, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding
     Trust I.

14. MassMutual Holding Trust II, a Massachusetts business trust, which acts as a holding company for certain MassMutual investment subsidiaries. MassMutual Holding Company owns all the outstanding shares of MassMutual Holding Trust II.

15. MassMutual International, Inc., a Delaware corporation that acts as a holding company of and provides services to international insurance companies, all of the stock of which is owned by MassMutual Holding Company.

16. MML Insurance Agency, Inc., a licensed insurance broker incorporated in Massachusetts, all of the stock of which is owned by MML Investors Services, Inc.

17. MML Securities Corporation, a "Massachusetts Securities Corporation", all of the stock of which is owned by MML Investors Services, Inc.

18. Diversified Insurance Services Agency of America, Inc., a licensed insurance broker incorporated in Alabama. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

19. Diversified Insurance Services Agency of America, Inc., a licensed insurance broker incorporated in Hawaii. MML Insurance Agency, Inc. owns all the shares of outstanding stock.

20. MML Insurance Agency of Mississippi, P.C., a Mississippi professional corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

21. MML Insurance Agency of Nevada, Inc., a Nevada corporation that operates as an insurance broker, all of the stock of which is owned by MML Insurance Agency, Inc.

22. MML Insurance Agency of Ohio, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Ohio that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through a voting trust agreement.

23. MML Insurance Agency of Texas, Inc., a subsidiary of MML Insurance Agency, Inc., is incorporated in the state of Texas that operates as an insurance broker. The outstanding capital stock is controlled by MML Insurance Agency, Inc. through an irrevocable proxy arrangement.

24. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

25. MassMutual Corporate Value Limited, a Cayman Islands corporation that owns approximately 93% of MassMutual Corporate Value Partners Limited. MassMutual Holding MSC, Inc. owns 46.19% of the outstanding capital stock of MassMutual Corporate Value Limited.

26 MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

27. 9048-5434 Quebec, Inc., a Quebec corporation, which operates as the owner of hotel property in Montreal, Quebec, Canada. MassMutual Holding MSC, Inc. owns all the shares of 9048-5434 Quebec, Inc.

28. Antares Leveraged Capital Corp., a Delaware corporation that operates as a finance company. MassMutual Holding Trust I owns approximately 98.7% of the capital stock of Antares.

29. Charter Oak Capital Management, Inc., a Delaware corporation that operates as an investment manager. MassMutual Holding Trust I owns 80% of the capital stock of Charter Oak.

30. Cornerstone Real Estate Advisers, Inc., a Massachusetts equity real estate advisory corporation, all the stock of which is owned by MassMutual Holding Trust I.

31. DLB Acquisition Corporation ("DLB") is a Delaware corporation, which serves as a holding company for David L. Babson and Company, Incorporated. MassMutual Holding Trust I owns 83.7% of the outstanding capital stock of DLB.

32. Oppenheimer Acquisition Corporation ("OAC") is a Delaware corporation, which serves as a holding company for OppenheimerFunds, Inc. MassMutual Holding Trust I owns 86% of the capital stock of OAC

33. David L. Babson and Company, Incorporated, a registered investment adviser incorporated in Massachusetts, all of the stock of which is owned by DLB.

34. Babson Securities Corporation, a registered broker-dealer incorporated in Massachusetts, all of the stock of which is owned by David L. Babson and Company, Incorporated.

35. Babson-Stewart-Ivory International, a Massachusetts general partnership, which operates as a registered investment adviser. David L. Babson and Company Incorporated holds a 50% ownership interest in the partnership.

36. Potomac Babson Incorporated, a Massachusetts corporation, is a registered investment adviser. David L. Babson and Company Incorporated owns 60% of the outstanding shares of Potomac Babson Incorporated.

37. OppenheimerFunds, Inc., a registered investment adviser incorporated in Colorado, all of the stock of which is owned by Oppenheimer Acquisition Corporation.

38. Centennial Asset Management Corporation, a Delaware corporation that serves as the investment adviser and general distributor of the Centennial Funds. OppenheimerFunds, Inc. owns all the stock of Centennial Asset Management Corporation.

39. HarbourView Asset Management Corporation, a registered investment adviser incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

40. MultiSource Service, Inc., a Colorado corporation that operates as a clearing broker, all of the stock of which is owned by OppenheimerFunds, Inc.

41. OppenheimerFunds Distributor, Inc., a registered broker-dealer incorporated in New York, all the stock of which is owned by OppenheimerFunds, Inc.

42. Oppenheimer Partnership Holdings, Inc., a Delaware holding company, all the stock of which is owned by OppenheimerFunds, Inc.

43. Oppenheimer Real Asset Management, Inc., a commodity pool operator incorporated in Delaware, all the stock of which is owned by OppenheimerFunds, Inc.

44. Shareholder Financial Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

45. Shareholder Services, Inc., a transfer agent incorporated in Colorado, all the stock of which is owned by OppenheimerFunds, Inc.

46. Centennial Capital Corporation, a Delaware corporation that formerly sponsored a unit investment trust. Centennial Asset Management Corporation owns all the outstanding shares of Centennial Capital Corporation.

47 Cornerstone Office Management, LLC, a Delaware limited liability company that is 50% owned by Cornerstone Real Estate Advisers, Inc. and 50% owned by MML Realty Management Corporation.

48. Cornerstone Suburban Office Investors, LP, a Delaware limited partnership, which operates as a real estate operating company. Cornerstone Office Management, LLC holds a 1% general partnership interest in this fund and MassMutual holds a 99% limited partnership interest.

49. CM Advantage, Inc., a Connecticut corporation that acts as a general partner in real estate limited partnerships. MassMutual Holding Trust II owns all of the outstanding stock.

50. CM International, Inc., a Delaware corporation that holds a mortgage pool and issues collateralized mortgage obligations. MassMutual Holding Trust II owns all the outstanding stock of CM International, Inc.

51. CM Property Management, Inc., a Connecticut real estate holding company, all the stock of which is owned by MassMutual Holding Trust II.

52. HYP Management, Inc., a Delaware corporation which is the LLC Manager for MassMutual High Yield Partners LLC and owns 1.28% of the LLC units of such entity. MassMutual Holding Trust II owns all the outstanding stock of HYP Management, Inc.

53. MMHC Investment, Inc., a Delaware corporation which is a passive investor in MassMutual High Yield Partners LLC. MassMutual Holding Trust II owns all the outstanding stock of MMHC Investment, Inc.

54. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

55. MML Realty Management Corporation, a former property manager incorporated in Massachusetts, all the stock of which is owned by MassMutual Holding Trust II.

56. 505 Waterford Park Limited Partnership, a Delaware limited partnership, which holds title to an office building in Minneapolis, Minnesota. MML Realty Management Corporation holds a 1% general partnership interest in this partnership and MassMutual holds a 99% limited partnership interest.

57. Urban Properties, Inc., a Delaware real estate holding and development company, all the stock of which is owned by MassMutual Holding Trust II.

58. Westheimer 335 Suites, Inc., was incorporated in Delaware to serve as a general partner of the Westheimer 335 Suites Limited Partnership. MassMutual Holding Trust II owns all the stock of Westheimer 335 Suites, Inc.

59. Westheimer 335 Suites Limited Partnership, a Texas limited partnership of which Westheimer 335 Suites, Inc. is the general partner.

60. MassMutual Internacional (Argentina) S.A., an Argentine corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

61. MassMutual Internacional (Chile) S.A., a Chilean corporation, which operates as a holding company. MassMutual International Inc. owns 99.9% of the outstanding shares and MassMutual Holding Company owns the remaining 0.1% of the shares.

62. MassMutual International (Bermuda) Ltd., a Bermuda life insurance company, all of the stock of which is owned by MassMutual International Inc.

63. MassMutual International (Luxembourg) S.A., a Luxembourg corporation, which operates as an insurance company. MassMutual International Inc. owns 99% of the outstanding shares and MassMutual Holding Company owns the remaining 1% of the shares.

64. Mass Seguros de Vida S.A., a life insurance company incorporated in Chile. MassMutual Holding Company owns 33.5% of the outstanding capital stock of Mass Seguros de Vida S.A.

65. MassLife Seguros de Vida S.A., a life insurance company incorporated in Argentina. MassMutual International Inc. owns 45% of the outstanding capital stock of MassLife Seguros de Vida S.A.

66 MassMutual Services, S.A., an Argentine corporation, which operates as a service company. MassMutual Internacional (Argentina) S.A. owns 99% of the outstanding shares and MassMutual International, Inc. owns 1% of the shares.

67. Origen Inversiones S.A., a Chilean corporation which operates as a holding company. MassMutual Internacional (Chile) S.A. holds a 33.5% ownership interest in this corporation.

68. Compensa Compania Seguros De Vida, a Chilean insurance company. Origen Inversiones S.A. owns 99% of the outstanding shares of this company.

69. Oppenheimer Series Fund Inc., a Maryland corporation and a registered open-end investment company of which MassMutual and its affiliates own a majority of the outstanding shares issued by the fund.

70. Oppenheimer Value Stock Fund ("OVSF) is a series of Oppenheimer Integrity Funds, a Massachusetts business trust. OVSF is a registered open-end investment company of which MassMutual owns approximately 29% of the outstanding shares of beneficial interest.

71. Panorama Series Fund, Inc., a registered open-end investment company organized as a Maryland corporation. Shares of the fund are sold only to MassMutual and its affiliates.

72. The DLB Fund Group, an open-end management investment company advised by David L. Babson and Company Incorporated. MassMutual owns at least 25% of each series.


MassMutual acts as the investment adviser of the following investment companies, and as such may be deemed to control them.

1. MML Series Investment Fund, a registered open-end Massachusetts business trust, all of the shares are owned by separate accounts of MassMutual and companies controlled by MassMutual.

2. MassMutual Corporate Investors, a registered closed-end Massachusetts business trust.

3. MassMutual Corporate Value Partners Limited, a Cayman Islands corporation that operates as a high-yield bond fund. MassMutual Corporate Value Limited holds an approximately 93% ownership interest in this company.

4. MassMutual High Yield Partners LLC, a Delaware limited liability company, that operates as a high yield bond fund. MassMutual holds 5.28%, MMHC Investment Inc. holds 35.99%, and HYP Management, Inc. hold 1.28% for a total of 42.55% of the ownership interest in this company.

5. MassMutual Institutional Funds, a registered open-end Massachusetts business trust, all of the shares of which are owned by MassMutual.

6. MassMutual Participation Investors, a registered closed-end Massachusetts business trust.

7. MassMutual/Carlson CBO N.V., a Netherlands Antilles corporation which operates a collateralized bond obligation fund. MassMutual Holding MSC, Inc. and Carlson Investment Management Co. each own 50% of the outstanding shares.

Item 26: Number of Holders of Securities
----------------------------------------

     As of the date of this Post-Effective Amendment, the number of holders of record of each class of securities of MassMutual Indexed Equity Fund was as follows:


     Title of Class                 Number of Record Holders
     --------------                 ------------------------
     Shares of
     Beneficial                                0
     Interest

Item 27: Indemnification
------------------------

Article VIII of Registrant's Agreement and Declaration of Trust provides for the indemnification of Registrant's Trustees and officers. Registrant undertakes to apply the indemnification provisions of its Agreement and Declaration of Trust in a manner consistent with Securities and Exchange Commission Release No. IC-11330 so long as the interpretation of Section 17(h) and 17(i) of the Investment Company Act of 1940 (the "1940 Act") set forth in such Release shall remain in effect and be consistently applied.

Trustees and officers of Registrant are also indemnified by MassMutual pursuant to its by-laws which apply to subsidiaries, including Registrant. No indemnification is provided with respect to any liability to any entity which is registered as an investment company under the 1940 Act or to the security holders thereof, where the basis for such liability is willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of office.

MassMutual's directors' and officers' liability insurance program, which covers Registrant's Trustees and officers, consists of two distinct coverages. The first coverage reimburses MassMutual, subject to specified limitations, for amounts which MassMutual is legally obligated to pay out under its indemnification by-law, discussed above. The second coverage directly protects a Trustee or officer of Registrant against liability from shareholder derivative and similar lawsuits which are indemnifiable under the law. There are, however, specific acts giving rise to liability which are excluded from this coverage.

For example, no Trustee or officer is insured against personal liability for libel or slander, acts of deliberate dishonesty, fines or penalties, illegal personal profit or advantage at the expense of Registrant or its shareholders, violation of employee benefit plans, regulatory statutes, and similar acts which would traditionally run contrary to public policy and hence reimbursement by insurance.

MassMutual's present insurance coverage has an overall limit of $60 million annually ($15 million of which is underwritten by National Union Fire Insurance Company, $15 million of which is underwritten by Executive Risk Indemnity, Inc., $10 million of which is underwritten by Continental, Casualty Co., $5 million of which is underwritten by Federal Insurance Co. and $15 million of which is underwritten by Sargasso Mutual Insurance Company). There is a deductible of $200,000 per claim under the corporate coverage. There is no deductible for individual Trustees or officers.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "1933 Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28: Business and Other Connections of the Investment Adviser
-----------------------------------------------------------------



   The Fund currently does not retain an investment adviser because the Fund's assets will be invested in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"). Barclays Global Fund Advisors ("BGFA") serves as the investment adviser to the Master Portfolio.

   BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors. The directors and officers of BGFA consist primarily of persons who during the past two years have been active in the investment management business of the former sub-adviser to the Master Portfolio, Wells Fargo Nikko Investment Advisors ("WFNIA") and, in some cases, the service business of Barclays Global Investors, N.A. ("BGI"). Each of the directors and executive officers of BGFA also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.



Name and Position                           Principal Business(es) During at
at BGFA                                     Least the Last Two Fiscal Years
-------                                     -------------------------------
Frederick L.A. Grauer                       Director of BGFA and Co-Chairman and Director of BGI
Director                                    45 Fremont Street, San Francisco, CA 94105

Patricia Dunn                               Director of BGFA and Co-Chairman and Director of BGI
Director                                    45 Fremont Street, San Francisco, CA 94105

Lawrence G. Tint                            Chairman of the Board of Directors of BGFA and
Chairman and Director                       Chief Executive Officer of BGI
                                            45 Fremont Street, San Francisco, CA 94105

Geoffrey Flecher                            Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer                     45 Fremont Street, San Francisco, CA 94105
                                            Managing Director and Principal Accounting Officer at
                                            Bankers Trust Company from 1988-1997
                                            505 Market Street, San Francisco, CA 94105

Item 29: Principal Underwriters
-------------------------------

     (a) OppenheimerFunds Distributor, Inc. is the General Distributor of the Trust's shares and is also general distributor of the following open-end management investment companies:

           1.    The "Denver-Based" Oppenheimer funds.  The address for these
                 -------------------------------------
                 funds is 6803 South Tucson Way, Englewood, CO  80112.

                 Centennial America Fund, L.P.
                 Centennial California Tax Exempt Trust
                 Centennial Government Trust
                 Centennial Money Market Trust
                 Centennial New York Tax Exempt Trust
                 Centennial Tax Exempt Trust
                 Daily Cash Accumulation Fund, Inc.
                 Oppenheimer Cash Reserves
                 Oppenheimer Champion Income Fund
                 Oppenheimer Equity Income Fund
                 Oppenheimer Limited-Term Government Fund
                 Oppenheimer Integrity Funds (consisting of the following
                   series:)
                             Oppenheimer Bond Fund
                             Oppenheimer International Bond Fund
                             Oppenheimer High Yield Fund
                 Oppenheimer Main Street Funds, Inc.(R)
                 (consisting of the following 2 series:)
                             Oppenheimer Main Street Income & Growth Fund
                             Oppenheimer Main Street California Municipal Fund
                 Oppenheimer Real Asset Fund
                 Oppenheimer Strategic Income Fund
                 Oppenheimer Municipal Fund
                 (consisting of the following 2 series:)
                             Oppenheimer Insured Municipal Fund
                             Oppenheimer Intermediate Municipal Fund
                 Oppenheimer Total Return Fund, Inc.
                 Oppenheimer Total Return Fund, Inc. Capital Accumulation Plan Oppenheimer Variable Account Funds
                 (consisting of the following 9 series:)
                             Oppenheimer Money Fund
                             Oppenheimer High Income Fund
                             Oppenheimer Bond Fund
                             Oppenheimer Capital Appreciation Fund
                             Oppenheimer Growth Fund

                             Oppenheimer Multiple Strategies Fund
                             Oppenheimer Growth & Income Fund
                             Oppenheimer Global Securities Fund
                             Oppenheimer Strategic Bond Fund
                 Panorama Series Fund, Inc.
                 (consisting of the following 7 series:)
                             Total Return Portfolio
                             Growth Portfolio
                             International Equity Portfolio
                             LifeSpan Capital Appreciation Portfolio
                             LifeSpan Balanced Portfolio
                             LifeSpan Diversified Income Portfolio
                             Government Securities Portfolio
                 The New York Tax-Exempt Income Fund, Inc.

           2.    The "New York-Based" Oppenheimer funds.  The address for these
                 ---------------------------------------
                 funds is 2 World Trade Center, New York, NY 10048-0203. Oppenheimer California Municipal Fund
                 Oppenheimer Capital Appreciation Fund
                 Oppenheimer Developing Markets Fund
                 Oppenheimer Discovery Fund
                 Oppenheimer Enterprise Fund
                 Oppenheimer Global Fund
                 Oppenheimer Global Growth & Income Fund
                 Oppenheimer Gold & Special Minerals Fund
                 Oppenheimer Growth Fund
                 Oppenheimer International Growth Fund
                 Oppenheimer Money Market Fund, Inc.
                 Oppenheimer Multiple Strategies Fund
                 Oppenheimer World Bond Fund
                 Oppenheimer Multi-Sector Income Trust
                 Oppenheimer Multi-State Municipal Trust
                 (consisting of the following 3 series:)
                             Oppenheimer Florida Municipal Fund
                             Oppenheimer New Jersey Municipal Fund
                             Oppenheimer Pennsylvania Municipal Fund
                 Oppenheimer New York Municipal Fund
                 Oppenheimer Series Fund, Inc.
                 (consisting of the following 5 series:)
                             Oppenheimer Disciplined Allocation Fund
                             Oppenheimer Disciplined Value Fund
                             Oppenheimer LifeSpan Growth Fund
                             Oppenheimer LifeSpan Balanced Fund
                             Oppenheimer LifeSpan Income Fund

                 Oppenheimer Municipal Bond Fund
                 Oppenheimer U.S. Government Trust

           3.    The "Quest" Oppenheimer Funds. OpCap Advisors (previously named
                 -----------------------------
                 Quest for Value Advisors) is sub-adviser. The address for these funds is 2 World Trade Center, New York, NY 10048-0203.

                 Oppenheimer Quest Capital Value Fund, Inc.
                 Oppenheimer Quest Value Fund, Inc.
                 Oppenheimer Quest for Value Funds
                 (consisting of the following 4 series:)
                             Oppenheimer Quest Opportunity Value Fund
                             Oppenheimer Quest Small Cap Value Fund
                             Oppenheimer Quest Growth & Income Value Fund
                             Oppenheimer Quest Officers Value Fund
                 Oppenheimer Quest Global Value Fund, Inc.

           4.    The "Rochester" Oppenheimer Funds.  The address for these funds
                 ----------------------------------
                 is 350 Linden Oaks, Rochester, NY  14625.

                 Bond Fund Series - Oppenheimer Bond Fund for Growth Rochester Fund Municipals
                 Rochester Portfolio Series - Limited Term New York Municipal
                   Fund

     (b) The information contained in the registration on Form BD of OppenheimerFunds Distributor, Inc., filed under the Securities Exchange Act of 1934, is incorporated herein by reference.

Item 30: Location of Accounts and Records
-----------------------------------------

     Each account, book or other document required to be maintained by Registrant pursuant to Section 31 (a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained as follows:

     (Articles of Incorporation and Bylaws)
     MassMutual Institutional Funds
     1295 State Street
     Springfield, Massachusetts  01111

     (With respect to its services as Administrator)
     Massachusetts Mutual Life Insurance Company
     1295 State Street
     Springfield, Massachusetts  01111

     (With respect to its services as Distributor)
     OppenheimerFunds Distributor, Inc.
     Two World Trade Center
     New York, New York

     (With respect to its services as Sub-Administrator, Transfer Agent and Custodian)
     Investors Bank & Trust Company
     200 Clarendon Street
     Boston, Massachusetts

     (With respect to their services as counsel)
     Ropes & Gray
     One International Place
     Boston, Massachusetts

Item 31: Management Services
----------------------------

     Not Applicable.

Item 32: Undertakings
---------------------

     (a) The Registrant hereby undertakes to call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by
Section 16(c) of the Securities Act of 1933, as amended, but only where it is requested to do so by the holders of at least 10% of the Registrant's outstanding voting securities.

     (b) The Registrant, with respect to MassMutual Indexed Equity Fund, undertakes to file a post-effective amendment, including financial statements which need not be certified, within 4 to 6 months from the effective date of this Registration Statement under the Securities Act of 1933, as amended.

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this post-effective amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Springfield and the Commonwealth of Massachusetts on the 25th day of November, 1997.

                        MASSMUTUAL INSTITUTIONAL FUNDS



                                       By: /s/ Hamline C. Wilson
                                           ---------------------
                                           Hamline C. Wilson
                                           Vice President & Chief
                                           Financial Officer


         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of November, 1997.

         Signature                                  Title
         ---------                                  -----

         /s/ Gary E. Wendlandt                      Chairman, Trustee &
         ---------------------                      Chief Executive Officer
         Gary E. Wendlandt

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Ronald J. Abdow

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard H. Ayers

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Mary E. Boland

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         David E. A. Carson

         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard G. Dooley


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Richard W. Greene


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Beverly C. L. Hamilton


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         F. William Marshall, Jr.


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         Charles J. McCarthy


         /s/ John V. Murphy                         Trustee
         ------------------
         John V. Murphy


         /s/ Stephen L. Kuhn *                      Trustee
         -------------------
         John H. Southworth


         /s/ Hamline C. Wilson                      Vice President &
         ---------------------                      Chief Accounting and
         Hamline C. Wilson                          Financial Officer



         /s/ Stephen L. Kuhn
         -------------------
         * Stephen L. Kuhn, as Attorney-in-fact pursuant to Powers of Attorney granted on or about August 5, 1994, April 18, 1996 and April 21, 1997.


                                  SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 24th day of November, 1997.


                                       MASTER INVESTMENT PORTFOLIO-
                                       S&P 500 INDEX MASTER PORTFOLIO


                                      *By: /s/ Richard H. Blank, Jr.
                                          ----------------------------
                                          Richard H. Blank, Jr.
                                          Secretary and Treasurer
                                          (Principal Financial Officer)

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated.

       Name                               Title                              Date
       ----                               -----                              ----
                             Chairman, President (Principal Executive
--------------------------   Officer), and Trustee                      November 24, 1997
R. Greg Feltus*

/s/ Richard H. Blank, Jr.    Secretary and Treasurer (Principal
--------------------------   Financial Officer)                         November 24, 1997
Richard H. Blank, Jr.

                             Trustee                                    November 24, 1997
--------------------------
Jack S. Euphrat*

                             Trustee                                    November 24, 1997
--------------------------
Thomas S. Goho*

                             Trustee                                    November 24, 1997
--------------------------
Zoe Ann Hines*

                             Trustee                                    November 24, 1997
--------------------------
W. Rodney Hughes*

                             Trustee                                    November 24, 1997
--------------------------
Robert M. Joses*

                             Trustee                                    November 24, 1997
--------------------------
J. Tucker Morse*


* Richard H. Blank, Jr. signs this document pursuant to powers of attorney filed with this Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A.


                                        *By /s/ Richard H. Blank, Jr.
                                           ----------------------------
                                           Richard H. Blank, Jr.
                                           Secretary and Treasurer
                                           (Principal Financial Officer)

                                INDEX TO EXHIBITS
                                -----------------


Exhibit No.          Title of Exhibit
-----------          ----------------

  11(p)              Powers of Attorney for Master Investment Portfolio